Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2022 (Unaudited)

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,080,299
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,024,300
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,383
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,031,370
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,439,855
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	55,000	54,600
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	45,000	44,859
TOTAL MUNICIPAL BONDS (COST $8,313,576)				$6,945,666

CORPORATE BONDS - 40.2%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.2%
Hanesbrands, Inc. (a)	4.625%	05/15/24	$500,000	$476,750
VF Corp.	2.400%	04/23/25	536,000	500,803
				977,553
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	697,041

AUTOMOTIVE - 0.5%
BMW US Capital, LLC (a)	3.800%	04/06/23	1,000,000	995,830
BorgWarner, Inc.	2.650%	07/01/27	601,000	523,724
Honda Motor Co. Ltd. (b)	2.967%	03/10/32	760,000	637,366
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	173,839
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,012,219
				3,342,978
BANKING - 4.6%
Bank of America Corp.	0.981%	09/25/25	1,500,000	1,364,750
Bank of America Corp.	2.456%	10/22/25	1,000,000	936,284
Bank of America Corp.	1.530%	12/06/25	2,000,000	1,829,409

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 4.6% (Continued)
Bank of America Corp.	4.271%	07/23/29	$1,000,000	$911,795
Bank of America Corp.	2.572%	10/20/32	1,500,000	1,147,242
Bank of Montreal	3.300%	02/05/24	1,000,000	977,878
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,223,180
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,658,176
Citigroup, Inc.	2.014%	01/25/26	1,000,000	918,936
Citigroup, Inc.	2.572%	06/03/30	1,000,000	786,518
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,202,238
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	953,708
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	467,495
JPMorgan Chase & Co. (b)	3.200%	06/15/26	2,557,000	2,373,812
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,626,180
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,726,113
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,219,037
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,740,095
National Bank of Canada (a)	2.150%	10/07/22	1,250,000	1,249,811
Regions Financial Corp.	2.250%	05/18/25	1,000,000	926,164
State Street Corp. (c)	4.164%	08/04/33	195,000	175,944
Sumitomo Mitsui Financial Group, Inc.	0.508%	01/12/24	2,000,000	1,884,043
Toronto-Dominion Bank (SOFR + 45) (c)	0.500%	09/28/23	2,000,000	1,995,117
				29,293,925
BEVERAGES - 0.2%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	454,502
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	736,180
				1,190,682
BIOTECH & PHARMA - 0.9%
AbbVie, Inc. (b)	2.950%	11/21/26	500,000	458,079
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,186,257
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	712,895
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,126,793
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,193,584
				5,677,608
CABLE & SATELLITE - 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	463,784
Comcast Corp.	2.937%	11/01/56	672,000	401,100

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CABLE & SATELLITE - 0.2% (Continued)
Time Warner Cable, Inc.	4.500%	09/15/42	$500,000	$345,203
				1,210,087
CHEMICALS - 1.0%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	999,172
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,473,387
Ecolab, Inc.	4.800%	03/24/30	140,000	137,067
Ecolab, Inc.	2.750%	08/18/55	1,470,000	909,158
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	279,041
Nutrien Ltd.	1.900%	05/13/23	800,000	785,341
Nutrien Ltd.	5.875%	12/01/36	840,000	851,272
Solvay Finance S.A. (a)	4.450%	12/03/25	1,250,000	1,194,730
				6,629,168
CONSTRUCTION MATERIALS - 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,203,128
Owens Corning	4.200%	12/01/24	1,000,000	981,260
Owens Corning	3.950%	08/15/29	300,000	268,493
				2,452,881
CONSUMER SERVICES - 4.7%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	896,473
California Endowment (The)	2.498%	04/01/51	4,500,000	2,853,271
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	464,490
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,049,010
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,157,636
Leland Stanford Junior University (The)	3.460%	05/01/47	1,415,000	1,103,656
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,406,003
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,346,059
Massachusetts Institute of Technology, Series H	3.067%	04/01/52	4,000,000	2,895,265
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	3,032,363
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,300,000	835,398
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	500,000	416,289
Rockefeller Foundation (The)	2.492%	10/01/50	1,800,000	1,125,613

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 4.7% (Continued)
Stanford University California, Series 2020-A	2.413%	06/01/50	$3,450,000	$2,192,611
Trustees of Princeton University (The)	2.516%	07/01/50	5,150,000	3,486,257
University of Notre Dame, Series 2017	3.394%	02/15/48	2,424,000	1,879,158
Yale University	2.402%	04/15/50	4,165,000	2,696,022
				29,835,574
CONTAINERS & PACKAGING - 0.4%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,404,806
Sonoco Products Co.	5.750%	11/01/40	1,000,000	947,332
				2,352,138
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	824,525

ELECTRIC UTILITIES - 6.2%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,720,845
Avista Corp.	4.000%	04/01/52	1,000,000	779,353
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,818,788	1,542,309
Consolidated Edison Co. (b)	3.350%	04/01/30	1,000,000	878,591
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,425,508
DTE Electric Co.	3.650%	03/01/52	500,000	377,891
Duke Energy Carolinas, LLC	3.550%	03/15/52	1,000,000	730,105
Duke Energy Progress NC Storm Funding, LLC, Series 2021A-3	2.799%	07/01/41	2,000,000	1,424,922
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,586,719
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,175,056
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,200,687
Enel Finance International N.V. (a)	2.650%	09/10/24	1,250,000	1,183,067
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,011,755
Florida Power & Light Co. (b)	2.875%	12/04/51	2,000,000	1,318,232
Georgia Power Co.	3.250%	04/01/26	1,000,000	937,189
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,130,460
Liberty Utilities Financial Services (a)	2.050%	09/15/30	355,000	268,650
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,387,242
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	194,797	190,901
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,326,616
National Rural Utilities	1.350%	03/15/31	1,000,000	731,487
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	393,867

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 6.2% (Continued)
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	$1,500,000	$1,157,674
Northern States Power Co.	2.900%	03/01/50	1,250,000	835,224
NSTAR Electric Co.	3.950%	04/01/30	600,000	557,988
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,220,615
Pacificorp	8.080%	10/14/22	500,000	500,366
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	680,197
PG&E Wildfire Recovery Funding, LLC, Series 2022-A	4.674%	12/01/51	1,500,000	1,350,695
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,065,892
Public Service Co.	3.700%	06/15/28	1,750,000	1,634,019
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	815,835
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	377,748
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	723,129
Solar Star Funding, LLC (a)	3.950%	06/30/35	262,310	239,983
Solar Star Funding, LLC (a)	5.375%	06/30/35	408,982	410,361
Southern California Edison	4.050%	03/15/42	1,165,000	868,178
Tenaska Virginia Partners, L.P. (a)	6.119%	03/30/24	268,040	266,038
Texas Electric Market Stabilization N, LLC	5.057%	08/01/46	1,500,000	1,421,698
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	226,455	197,016
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	546,943	503,204
Union Electric Co.	2.625%	03/15/51	2,000,000	1,229,777
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,182,780
				39,959,869
ELECTRICAL EQUIPMENT - 0.3%
Johnson Controls International plc (b)	1.750%	09/15/30	1,000,000	773,474
Legrand S.A.	8.500%	02/15/25	1,000,000	1,080,866
Roper Technologies, Inc.	2.000%	06/30/30	440,000	336,891
				2,191,231
ENTERTAINMENT CONTENT - 0.2%
Magallanes, Inc. (a)	4.054%	03/15/29	1,500,000	1,295,532

FOOD - 1.5%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,458,911
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,329,728
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,464,168
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,798,080

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOOD - 1.5% (Continued)
Ingredion, Inc.	2.900%	06/01/30	$1,000,000	$825,242
Kellogg Co.	2.650%	12/01/23	1,250,000	1,220,885
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,282,306
				9,379,320
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	764,149

GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,267,588
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	945,729
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	259,408
				2,472,725
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,389,933

HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc. (b)	5.125%	01/18/29	1,000,000	855,516

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	816,420

INSTITUTIONAL FINANCIAL SERVICES - 1.6%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,503,459
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,428,808
Goldman Sachs Group, Inc. (b)	4.223%	05/01/29	1,000,000	908,876
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,300,594
Morgan Stanley	3.125%	07/27/26	2,000,000	1,841,628
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,013,463
National Securities Clearing Corp. (a)	1.500%	04/23/25	1,000,000	921,020
State Street Corp.	7.350%	06/15/26	1,000,000	1,062,294
				9,980,142
INSURANCE - 4.5%
Aflac, Inc.	4.000%	10/15/46	1,058,000	833,724

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 4.5% (Continued)
Athene Global Funding (a)	2.800%	05/26/23	$1,500,000	$1,478,570
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,071,540
Five Corners Funding Trust (a)	4.419%	11/15/23	1,000,000	990,627
GA Global Funding Trust	2.250%	01/06/27	2,000,000	1,732,118
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,179,888
Jackson National Life Global Funding	1.750%	01/12/25	385,000	353,799
Kemper Corp.	4.350%	02/15/25	1,250,000	1,217,731
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	966,650
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	1,500,000	1,023,291
Met Life Global Funding I (a)	1.950%	01/13/23	500,000	496,640
Met Life Global Funding I (a)	3.600%	01/11/24	1,750,000	1,723,875
New York Life Global Funding (a)	2.900%	01/17/24	3,000,000	2,931,719
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,000,103
Pacific Life Global Funding II, Series 2020-1 (a)	1.200%	06/24/25	415,000	372,735
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	814,266
Primerica, Inc.	2.800%	11/19/31	1,000,000	785,196
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,119,272
Prudential Financial, Inc.	1.500%	03/10/26	644,000	575,909
Prudential plc	3.125%	04/14/30	750,000	626,918
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,194,338
RLI Corp. (b)	4.875%	09/15/23	1,000,000	1,000,796
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,097,628
Security Benefit Global, Series MTN (a)	1.250%	05/17/24	1,500,000	1,398,604
Teachers Insurance & Annuity Association (a)	4.375%	09/15/54	2,678,000	2,572,225
Trustage Financial Group, Inc.	4.625%	04/15/32	400,000	345,335
				28,903,497
LEISURE FACILITIES & SERVICES - 0.6%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	989,650
Marriott International, Inc.	3.600%	04/15/24	727,000	709,829
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	933,888
Starbucks Corp. (b)	2.450%	06/15/26	1,000,000	916,964
				3,550,331
MACHINERY - 0.6%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	663,586
John Deere Capital Corp.	1.750%	03/09/27	250,000	219,003

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MACHINERY - 0.6% (Continued)
John Deere Capital Corp.	3.050%	01/06/28	$1,250,000	$1,146,872
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,498,070
				3,527,531
MEDICAL EQUIPMENT & DEVICES - 0.2%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,008,454

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The) (b)	2.600%	04/15/30	1,000,000	847,585

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	737,291

REITS - 3.5%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	519,307
Agree Ltd. Partnership	4.800%	10/01/32	715,000	643,114
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	773,178
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,150,256
Camden Property Trust	2.800%	05/15/30	500,000	419,704
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,231,223
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,277,348
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,148,870
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,163,270
Federal Realty Investment Trust	1.250%	02/15/26	515,000	453,175
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,257,868
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,410,693
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,154,003
Mid-America Apartment Communities, Inc. (b)	3.950%	03/15/29	1,750,000	1,591,284
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,125,000	879,590
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,425,117
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	969,438
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,312,350
Sun Communities Operating Ltd.	2.700%	07/15/31	500,000	377,893
UDR, Inc.	1.900%	03/15/33	1,000,000	693,068
Vornado Realty, L.P.	3.500%	01/15/25	567,000	530,648

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.5% (Continued)
WP Carey, Inc.	2.450%	02/01/32	$985,000	$735,054
				22,116,451
RETAIL - CONSUMER STAPLES - 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	882,497
Walmart, Inc.	1.800%	09/22/31	500,000	397,235
				1,279,732
RETAIL - DISCRETIONARY - 0.6%
ERAC USA Finance, LLC (a)	2.700%	11/01/23	1,250,000	1,216,487
Home Depot, Inc.	3.625%	04/15/52	1,000,000	755,658
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	846,823
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	306,174
Lowe's Cos., Inc. (b)	5.625%	04/15/53	1,000,000	924,810
				4,049,952
SEMICONDUCTORS - 0.4%
Intel Corp.	4.150%	08/05/32	1,000,000	910,641
Intel Corp.	3.734%	12/08/47	1,361,000	1,011,071
NVIDIA Corp.	2.850%	04/01/30	500,000	428,530
Skyworks Solutions, Inc.	0.900%	06/01/23	500,000	485,088
				2,835,330
SOFTWARE - 0.4%
Microsoft Corp.	2.525%	06/01/50	3,000,000	1,960,030
Microsoft Corp.	2.921%	03/17/52	1,000,000	705,296
				2,665,326
SPECIALTY FINANCE - 1.2%
American Express Credit Corp.	3.000%	10/30/24	1,000,000	964,865
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	887,405
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,439,065
F&G Global Funding	2.300%	04/11/27	535,000	460,700
Fidelity National Financial, Inc.	3.400%	06/15/30	500,000	407,601
GATX Corp.	4.350%	02/15/24	300,000	296,192
Low Income Investment Fund	3.386%	07/01/26	115,000	109,103
USAA Capital Corp. (a)	1.500%	05/01/23	1,000,000	984,221
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,409,134
				7,958,286
STEEL - 0.2%
Nucor Corp.	2.000%	06/01/25	460,000	424,580

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
STEEL - 0.2% (Continued)
Reliance Steel & Aluminum Co.	4.500%	04/15/23	$1,105,000	$1,102,574
				1,527,154
TECHNOLOGY HARDWARE - 0.7%
Apple, Inc.	3.000%	06/20/27	1,000,000	939,592
Apple, Inc.	2.650%	05/11/50	1,000,000	657,616
Apple, Inc.	2.650%	02/08/51	2,000,000	1,313,066
HP, Inc. (b)	4.750%	01/15/28	1,100,000	1,032,265
HP, Inc.	4.000%	04/15/29	915,000	801,902
				4,744,441
TECHNOLOGY SERVICES - 0.6%
Experian Finance plc (a)	2.750%	03/08/30	635,000	513,192
IBM Corp. (b)	3.300%	05/15/26	1,000,000	942,274
Moody's Corp.	3.250%	05/20/50	500,000	338,826
Moody's Corp.	3.750%	02/25/52	1,000,000	739,808
RELX Capital, Inc.	3.500%	03/16/23	1,500,000	1,490,381
				4,024,481
TELECOMMUNICATIONS - 0.7%
AT&T, Inc.	5.250%	03/01/37	500,000	460,377
AT&T, Inc.	4.750%	05/15/46	1,500,000	1,257,213
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	912,881
Verizon Communications, Inc. (b)	1.500%	09/18/30	1,000,000	751,746
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,069,365
				4,451,582
TRANSPORTATION & LOGISTICS - 1.3%
British Airways, Series 2013-1 (a)	4.625%	12/20/25	319,474	310,562
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,012,130
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,402,908
Mexico City Airport Trust (a)	4.250%	10/31/26	497,000	442,330
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	891,348
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	977,531
Penske Truck Leasing Co. (a)	3.450%	07/01/24	1,250,000	1,202,543
TTX Co. (a)	4.600%	02/01/49	280,000	247,494
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,866,516
				8,353,362
WHOLESALE - CONSUMER STAPLES - 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	355,321

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.3% (Continued)
Sysco Corp.	2.400%	02/15/30	$1,750,000	$1,424,206
				1,779,527

TOTAL CORPORATE BONDS (COST $301,564,909)				$257,949,310

CORPORATE NOTES - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.1%
Calvert Social Investment Foundation, Inc. (d)	0.400%	12/15/22	$500,000	$495,743
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,622,460
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	922,785
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	511,095
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	941,433
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	380,333
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,301,087
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	597,335
TOTAL CORPORATE NOTES (COST $7,080,000)				$6,772,271

FOREIGN GOVERNMENTS - 7.7%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 0.7%
BNG Bank N.V. (a)(b)	1.500%	10/16/24	$1,500,000	$1,417,434
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,772,817
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	950,780
Kommunivest I Sverige AB, Series MTN (a)	0.375%	06/19/24	500,000	466,698
				4,607,729
SUPRANATIONAL - 7.0%
African Development Bank	0.750%	04/03/23	5,000,000	4,917,500
Asian Development Bank	2.125%	03/19/25	1,000,000	946,193
Asian Development Bank	3.125%	09/26/28	1,000,000	941,069
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,058,016

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 7.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 7.0% (Continued)
European Bank for Reconstruction & Development	1.625%	09/27/24	$1,250,000	$1,185,521
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	187,199
European Investment Bank (b)	2.500%	10/15/24	1,000,000	964,701
European Investment Bank	2.125%	04/13/26	1,000,000	927,673
European Investment Bank (b)	2.375%	05/24/27	4,000,000	3,697,400
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,752,748
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,989,148
International Bank for Reconstruction & Development	0.250%	11/24/23	4,500,000	4,294,362
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	910,286
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	964,160
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,640,330
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,818,240
International Development Association (a)	2.750%	04/24/23	5,000,000	4,958,100
International Development Association (a)	0.375%	09/23/25	2,000,000	1,776,020
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,778,745
International Finance Corp., Series GMTN	2.125%	04/07/26	3,000,000	2,782,080
				44,489,491

TOTAL FOREIGN GOVERNMENTS (COST $52,507,855)				$49,097,220

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (e)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (Cost $279,946)	2.853%	10/17/45	$274,543	$273,990

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 42.7%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 1.6%
DFC (PO)	0.000%	06/21/23	$1,000,000	$1,062,440
DFC (c)	0.130%	09/15/26	666,667	666,667
DFC	1.590%	04/15/28	2,000,000	1,740,592
DFC	1.650%	04/15/28	3,500,000	3,074,043
DFC	3.130%	04/15/28	1,000,000	935,576
DFC	3.280%	09/15/29	804,865	771,219
DFC	3.520%	09/20/32	714,286	679,172
DFC	3.540%	06/15/30	455,894	437,097
DFC	3.820%	06/01/33	797,576	769,821
				10,136,627
FEDERAL HOME LOAN BANK - 4.5%
FHLB	3.250%	11/16/28	8,500,000	8,110,404
FHLB	5.500%	07/15/36	18,620,000	20,803,732
				28,914,136
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.0%
FHLMC	4.000%	11/01/24	36,093	35,199
FHLMC	0.375%	09/23/25	3,500,000	3,121,496
FHLMC	4.000%	10/01/25	24,536	23,929
FHLMC	2.875%	04/25/26	3,000,000	2,835,137
FHLMC	6.000%	04/01/27	42,960	43,713
FHLMC	2.500%	10/01/27	232,398	222,549
FHLMC	2.738%	04/25/29	2,298,523	2,161,662
FHLMC	2.412%	08/25/29	3,670,000	3,212,068
FHLMC	7.000%	02/01/30	13,682	13,687
FHLMC	7.500%	07/01/30	54,139	56,838
FHLMC	1.487%	11/25/30	2,500,000	1,991,760
FHLMC	1.878%	01/25/31	1,500,000	1,238,864
FHLMC	2.000%	01/25/31	3,000,000	2,475,798
FHLMC	7.000%	03/01/31	22,414	23,387
FHLMC	1.777%	10/25/31	2,000,000	1,596,310
FHLMC	2.091%	11/25/31	2,500,000	2,049,775
FHLMC	6.250%	07/15/32	7,050,000	8,203,219
FHLMC	3.123%	08/25/32	2,000,000	1,795,828
FHLMC	3.000%	11/01/32	362,444	334,335
FHLMC	3.000%	11/01/32	469,372	432,970
FHLMC	5.500%	11/01/33	28,408	29,294

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 42.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.0% (Continued)
FHLMC (H15T1Y + 223.10) (c)	2.356%	05/01/34	$2,078	$2,051
FHLMC (H15T1Y + 223.10) (c)	3.356%	05/01/34	25,707	26,092
FHLMC	1.783%	06/25/34	2,084,061	1,587,179
FHLMC	5.000%	07/01/35	53,995	54,304
FHLMC	4.500%	10/01/35	73,074	71,494
FHLMC	2.438%	02/25/36	4,000,000	3,095,612
FHLMC	5.500%	03/01/36	20,160	20,848
FHLMC	5.500%	06/01/36	29,903	30,922
FHLMC	6.000%	06/01/36	21,803	22,227
FHLMC	5.500%	12/01/36	24,129	24,952
FHLMC	6.000%	08/01/37	13,643	14,350
FHLMC	5.000%	03/01/38	123,281	124,391
FHLMC	4.500%	06/01/39	130,148	127,693
FHLMC	5.000%	06/01/39	191,469	193,202
FHLMC	4.500%	07/01/39	123,290	120,977
FHLMC	4.500%	11/01/39	112,456	110,330
FHLMC	4.500%	09/01/40	166,471	163,278
FHLMC	4.500%	05/01/41	325,209	318,960
FHLMC	4.500%	07/01/41	380,105	372,835
FHLMC	5.000%	09/01/41	159,096	160,536
FHLMC	3.500%	10/01/41	184,647	170,496
FHLMC	4.000%	10/01/41	198,051	188,039
FHLMC	3.500%	02/01/42	317,011	291,508
FHLMC	4.000%	02/01/42	88,357	84,319
FHLMC	3.500%	06/01/42	361,207	332,145
FHLMC	3.500%	06/01/42	371,234	340,723
FHLMC	3.500%	08/01/42	425,808	390,660
FHLMC	3.000%	11/01/42	832,786	747,556
FHLMC	3.000%	01/01/43	459,001	411,907
FHLMC	3.000%	05/01/43	633,108	567,319
FHLMC	3.500%	10/01/44	364,220	334,912
FHLMC	3.500%	11/01/44	328,353	301,927
FHLMC	3.500%	04/01/45	407,889	375,056
FHLMC	3.000%	05/01/46	697,870	621,334

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 42.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.0% (Continued)
FHLMC	3.000%	12/01/46	$1,739,798	$1,549,558
FHLMC	3.500%	03/01/48	1,959,274	1,799,034
FHLMC	3.500%	03/01/49	536,156	488,588
FHLMC	3.500%	07/01/49	873,083	794,230
FHLMC	3.000%	09/01/49	989,057	866,836
FHLMC	3.000%	07/01/50	2,434,432	2,132,581
FHLMC	2.000%	08/01/50	3,334,409	2,715,867
FHLMC	2.000%	01/01/51	8,226,871	6,700,775
FHLMC	2.500%	04/01/51	8,055,833	6,801,928
FHLMC	2.500%	09/01/51	3,221,287	2,715,170
				70,262,519
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.4%
FNMA	2.670%	12/01/23	2,236,490	2,203,063
FNMA (c)	2.620%	07/25/24	2,439,748	2,364,235
FNMA	2.890%	12/01/24	4,000,000	3,844,508
FNMA	3.080%	12/01/24	2,133,629	2,079,742
FNMA	2.710%	01/01/25	4,500,000	4,303,753
FNMA	5.000%	04/01/25	18,428	18,162
FNMA	5.000%	07/01/25	16,021	15,711
FNMA	3.500%	10/01/25	27,398	26,022
FNMA	5.000%	10/01/25	21,874	21,449
FNMA	5.500%	11/01/25	6	6
FNMA	0.500%	11/07/25	12,000,000	10,686,423
FNMA	4.000%	03/01/26	122,886	119,066
FNMA	2.910%	04/01/26	3,000,000	2,905,820
FNMA	2.125%	04/24/26	2,000,000	1,860,582
FNMA	8.500%	09/01/26	3,850	3,855
FNMA	2.500%	09/01/27	276,937	265,240
FNMA	0.750%	10/08/27	10,000,000	8,500,815
FNMA	2.500%	11/01/27	433,451	414,474
FNMA	2.500%	01/01/28	283,500	270,819
FNMA (c)	3.430%	06/25/28	1,818,021	1,706,331
FNMA	2.522%	08/27/29	5,792,305	5,138,905
FNMA	0.875%	08/05/30	17,000,000	13,296,428

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 42.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.4% (Continued)
FNMA	6.625%	11/15/30	$12,750,000	$14,890,272
FNMA (c)	1.561%	11/25/30	3,000,000	2,374,674
FNMA (c)	1.429%	12/25/30	5,000,000	3,949,560
FNMA	1.292%	01/25/31	3,000,000	2,324,628
FNMA	1.376%	03/25/31	1,000,000	781,322
FNMA	2.000%	01/01/32	1,235,221	1,106,173
FNMA	3.000%	12/01/32	526,585	485,224
FNMA	6.000%	10/01/33	19,055	20,019
FNMA	5.500%	02/01/34	21,112	21,753
FNMA (H15T1Y + 211.70) (c)	2.795%	05/01/34	25,404	25,747
FNMA	6.000%	11/01/34	55,526	58,334
FNMA	5.500%	01/01/35	29,077	30,022
FNMA	2.500%	02/01/35	1,225,466	1,113,392
FNMA	5.000%	10/01/35	48,522	48,901
FNMA	5.500%	10/01/35	60,059	62,037
FNMA	6.000%	10/01/35	31,464	33,055
FNMA	5.500%	06/01/36	16,448	16,926
FNMA	6.000%	06/01/36	14,649	15,391
FNMA	5.500%	11/01/36	19,421	20,059
FNMA (12MO LIBOR + 156.50) (c)	2.065%	05/01/37	2,100	2,096
FNMA	5.625%	07/15/37	7,750,000	8,742,941
FNMA	4.500%	09/01/40	100,900	98,596
FNMA	4.500%	10/01/40	100,340	98,312
FNMA	4.000%	12/01/40	261,640	249,405
FNMA	4.000%	01/01/41	186,805	178,074
FNMA	3.500%	02/01/41	271,994	250,939
FNMA	4.000%	10/01/41	147,476	139,890
FNMA	4.000%	11/01/41	150,985	143,209
FNMA	4.000%	12/01/41	194,196	184,188
FNMA	4.000%	12/01/41	285,057	271,741
FNMA	4.000%	01/01/42	615,468	586,765
FNMA	3.500%	05/01/42	313,102	286,931
FNMA	3.000%	06/01/42	576,136	516,755
FNMA	3.000%	08/01/42	426,526	382,684
FNMA	3.000%	08/01/42	468,194	420,066

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 42.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.4% (Continued)
FNMA	3.500%	12/01/42	$655,391	$601,969
FNMA	3.000%	06/01/43	526,622	471,580
FNMA	4.000%	12/01/44	739,707	702,829
FNMA	3.500%	05/01/45	871,466	800,797
FNMA	3.000%	04/01/46	685,815	610,955
FNMA	3.500%	11/01/46	1,148,668	1,055,314
FNMA	4.000%	10/01/48	540,392	510,624
FNMA	4.000%	11/01/48	1,358,321	1,291,586
FNMA	3.500%	05/01/49	447,480	407,360
FNMA	4.000%	06/01/49	692,242	652,919
FNMA	3.500%	08/01/49	1,810,175	1,645,498
FNMA	3.000%	09/01/49	943,132	828,720
FNMA	3.000%	06/01/50	1,952,548	1,712,572
FNMA	2.500%	07/01/50	3,126,103	2,641,580
FNMA	2.500%	08/01/50	2,203,056	1,864,863
FNMA	3.000%	08/01/50	3,446,076	3,023,852
FNMA	2.000%	11/01/50	5,515,233	4,496,048
FNMA	2.000%	01/01/51	9,866,385	8,040,840
FNMA	2.000%	02/01/51	5,826,036	4,748,445
FNMA	2.500%	04/01/51	16,640,463	14,053,009
FNMA	2.000%	08/01/51	3,673,320	2,987,980
FNMA	2.000%	11/01/51	5,678,833	4,609,806
FNMA	2.500%	05/01/52	5,864,870	4,932,724
				162,667,360
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (e)
GNMA	7.000%	12/20/30	9,089	9,395
GNMA	7.000%	10/20/31	6,484	6,773
GNMA	7.000%	03/20/32	27,595	28,890
GNMA (H15T1Y + 150) (c)	2.625%	01/20/34	18,353	18,197
GNMA	5.500%	10/20/38	5,147	5,072
GNMA	6.500%	11/20/38	3,290	3,359
				71,686
SMALL BUSINESS ADMINISTRATION - 0.0% (e)
SBA (Prime - 2.65) (c)	2.850%	02/25/32	46,004	45,973

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 42.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	$1,450,000	$1,394,286

TOTAL U.S. GOVERNMENT AGENCIES (COST $313,256,879)				$273,492,587

ASSET BACKED SECURITIES - 4.2%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$207,743	$214,449
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	944,667	821,280
Cards II Trust (a)	0.602%	04/15/27	2,250,000	2,115,739
CLI Funding, LLC (a)	2.720%	01/18/47	1,261,789	1,090,117
DB Master Finance, LLC (a)	2.493%	11/20/51	2,009,813	1,660,141
Domino's Pizza Master Issuer, LLC (a)	4.474%	10/25/45	1,413,750	1,351,980
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	1,246,672	1,089,111
Master Credit Card Trust II (a)	1.990%	09/21/24	4,000,000	3,953,620
SBA Tower Trust (a)	3.448%	03/15/48	1,250,000	1,238,504
SBA Tower Trust (a)	2.836%	01/15/50	282,000	263,898
SolarCity LMC, Series I, LLC (a)(f)	4.800%	12/20/26	310,478	307,812
Tesla Auto Lease Trust	0.600%	09/22/25	1,200,000	1,125,247
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,310,000	1,115,490
TIF Funding II, LLC (a)	1.650%	02/20/46	435,417	360,256
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	3,000,000	2,871,894
Tribute Rail, LLC (a)	4.760%	05/17/52	1,982,196	1,890,232
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,526,875	1,281,574
Triumph Rail, LLC (a)	2.150%	06/19/51	1,933,158	1,663,765
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,000,000	1,735,794
Wendy's Funding, LLC (a)	3.783%	06/15/49	684,375	629,025
TOTAL ASSET BACKED SECURITIES (COST $29,301,495)				$26,779,928

MONEY MARKET FUNDS - 1.8%			Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (g) (COST $11,574,915)			11,574,915	$11,574,915

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.6%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.16% (g)(h) (COST $16,949,919)	16,949,919	$16,949,919

INVESTMENT COMPANIES - 0.5%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$2,957,580

TOTAL INVESTMENTS - (COST $745,028,730) - 101.9%		$652,793,386

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)		(11,989,794)

NET ASSETS - 100.0%		$640,803,592

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2022, these securities were valued at $83,319,267 or 13.0% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $16,486,848.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$500,000	$495,743	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,622,460	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	922,785	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	550,000	511,095	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	941,433	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	380,333	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,301,087	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	597,335	0.1%
		$7,080,000	$6,772,271	1.1%

(e)	Percentage rounds to less than 0.1%.
(f)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $307,812 as of September 30, 2022, representing 0.0% (e) of net assets.
(g)	The rate shown is the 7-day effective yield as of September 30, 2022.
(h)	The security was purchased with cash collateral received from securities on loan.

GMTN – Global Medium-Term Note

H15T1Y – U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR – London Interbank Offered Rate

plc – Public Liability Company

PO – Principal Only security with a redemption price above par

SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2022 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Fair Value
AUSTRALIA - 4.4%
ASX Ltd.	3,087	$142,061
Australia & New Zealand Banking Group Ltd.	40,646	594,954
Brambles Ltd.	84,413	617,462
Coles Group Ltd.	20,682	218,017
Commonwealth Bank of Australia	19,560	1,137,797
Computershare Ltd.	20,272	323,310
CSL Ltd. - ADR	7,282	664,446
CSL Ltd.	3,640	661,935
Dexus	158,141	786,608
Fortescue Metals Group Ltd.	63,440	680,988
Goodman Group	44,189	446,569
GPT Group (The)	86,547	212,987
Lendlease Group	22,661	129,544
Macquarie Group Ltd. - ADR	2,747	275,524
Macquarie Group Ltd.	2,144	209,150
Mirvac Group	157,601	196,306
National Australia Bank Ltd.	36,653	678,592
Origin Energy Ltd.	41,376	137,272
REA Group Ltd.	6,602	480,491
Scentre Group	175,279	286,358
SEEK Ltd.	49,532	601,944
Sonic Healthcare Ltd.	7,195	140,327
South32 Ltd.	255,820	607,237
Stockland	68,242	142,805
Transurban Group	200,755	1,585,299
Vicinity Centres	397,679	443,364
Wesfarmers Ltd.	32,429	886,479
Woolworths Group Ltd.	28,598	621,395
		13,909,221
AUSTRIA - 0.2%
Verbund AG	6,899	588,936

BELGIUM - 0.8%
Elia System Operator S.A./N.V.	4,015	472,383
Groupe Bruxelles Lambert N.V.	6,989	488,708

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
BELGIUM - 0.8% (Continued)
KBC Group N.V. - ADR	1,592	$37,316
KBC Group N.V.	15,375	729,502
UCB S.A.	7,663	531,721
Umicore S.A.	3,663	107,521
		2,367,151
BERMUDA - 0.6%
China Gas Holdings Ltd.	115,000	137,546
Credicorp Ltd.	7,803	958,209
Hongkong Land Holdings Ltd.	35,400	155,548
Shenzhen International Holdings Ltd.	799,000	609,062
		1,860,365
BRAZIL - 1.7%
Banco Bradesco S.A. - ADR (a)	268,213	987,024
Banco do Brasil S.A. - ADR (a)	98,038	706,854
Banco Santander Brasil S.A. - ADR	143,531	809,515
BRF S.A. - ADR (a)(b)	58,854	137,718
Cia Energética de Minas Gerais - ADR (a)	281,777	569,189
Gerdau S.A. - ADR	79,331	358,576
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. - ADR	7,516	13,003
Sendas Distribuidora S.A. - ADR	17,197	277,388
Suzano S.A. - ADR	78,845	650,471
Telefónica Brasil S.A. - ADR	91,332	686,817
TIM S.A. - ADR (a)	24,867	278,013
		5,474,568
CANADA - 8.5%
Bank of Montreal (a)	20,716	1,815,550
Bank of Nova Scotia (The) (a)	27,062	1,287,339
BCE, Inc.	11,273	472,790
Cameco Corp.	22,596	599,020
Canadian Imperial Bank of Commerce (a)	27,136	1,187,471
Canadian National Railway Co.	15,841	1,710,670
Canadian Pacific Railway Ltd. (a)	19,191	1,280,423
CGI, Inc. (b)	8,100	609,444
Franco-Nevada Corp.	15,923	1,902,480
Gildan Activewear, Inc.	18,362	519,094

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
CANADA - 8.5% (Continued)
Magna International, Inc. (a)	2,707	$128,366
Manulife Financial Corp. (a)	76,580	1,200,009
Methanex Corp.	15,712	500,741
Nutrien Ltd. (a)	13,124	1,094,279
Open Text Corp.	11,725	310,009
Restaurant Brands International, Inc.	11,589	616,303
Ritchie Bros. Auctioneers, Inc.	2,472	154,451
Royal Bank of Canada (a)	32,068	2,887,403
Sun Life Financial, Inc.	39,338	1,564,079
Teck Resources Ltd. - Class B	53,368	1,622,921
Thomson Reuters Corp.	20,428	2,096,321
Toronto-Dominion Bank (The) (a)	26,902	1,649,900
Wheaton Precious Metals Corp.	40,117	1,298,186
		26,507,249
CAYMAN ISLANDS - 5.0%
Alibaba Group Holding Ltd. - ADR (a)(b)	30,148	2,411,539
Autohome, Inc. - ADR	2,537	72,964
Baidu, Inc. - ADR (a)(b)	4,552	534,815
China Literature Ltd. (b)	83,000	233,422
China Mengniu Dairy Co. Ltd. (b)	98,000	387,403
ENN Energy Holdings Ltd.	31,800	423,994
GDS Holdings Ltd. - ADR (a)(b)	6,020	106,313
Genscript Biotech Corp. (b)	112,000	242,452
H World Group Ltd. - ADR	6,096	204,460
Hengan International Group Co. Ltd.	99,000	442,610
JD.com, Inc. - ADR	11,792	593,138
KE Holdings, Inc. (b)	7,107	124,515
Kingdee International Software Group Co. Ltd. (b)	100,000	130,335
Li Auto, Inc. - Class A (b)	14,389	331,091
Meituan - ADR (b)	34,299	1,445,703
NetEase, Inc. - ADR	11,960	904,176
NIO, Inc. - ADR (b)	28,907	455,863
Shenzhou International Group Holdings Ltd.	48,000	370,634
Sunny Optical Technology Group Co. Ltd.	19,200	182,469
Tencent Holdings Ltd. - ADR (a)	101,986	3,449,167
Tingyi Cayman Islands Holding Corp.	276,000	475,302

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 5.0% (Continued)
Trip.com Group Ltd. - ADR (a)(b)	22,788	$622,340
Vipshop Holdings Ltd. - ADR (b)	21,137	177,762
VNET Group, Inc. - ADR (a)(b)	23,314	128,227
WuXi Biologics Cayman, Inc. (b)	122,072	726,674
Xinyi Solar Holdings Ltd.	100,000	105,013
ZTO Express Cayman, Inc. - ADR (a)	19,738	474,304
		15,756,685
CHILE - 0.3%
Sociedad Quimica y Minera de Chile S.A. - ADR	10,226	928,009

CHINA - 2.9%
Agricultural Bank of China Ltd. - H Shares	1,583,000	473,783
ANTA Sports Products Ltd.	50,400	529,037
Bank of China Ltd. - H Shares	1,903,000	621,509
BYD Co. Ltd. - H Shares	23,000	566,617
China Life Insurance Co. Ltd. - H Shares	376,000	481,065
China Merchants Bank Co. Ltd. - H Shares	66,820	309,233
China Minsheng Banking Corp. Ltd. - H Shares	456,500	130,535
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	184,004
China Resources Land Ltd.	134,000	524,862
China Vanke Co. Ltd. - H Shares	168,574	305,078
COSCO SHIPPING Holdings Co. Ltd. - H Shares	87,500	101,777
Haier Smart Home Co. Ltd. - H Shares	241,230	734,056
Huatai Securities Co. Ltd. - H Shares	117,400	128,753
Industrial & Commercial Bank of China Ltd. - H Shares	1,118,000	524,459
Jiangsu Expressway Co. Ltd. - H Shares	720,000	540,556
New World Development Co. Ltd.	72,768	206,667
PICC Property & Casualty Co. Ltd. - H Shares	146,000	150,976
Ping An Insurance Group Co. of China Ltd. - H Shares	256,818	1,281,209
Sinopharm Group Co. Ltd. - H Shares	427,200	852,598
TravelSky Technology Ltd. - H Shares	217,000	332,134
		8,978,908
COLOMBIA - 0.3%
Bancolombia S.A. - ADR	32,931	802,528

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
DENMARK - 1.7%
A.P. Moller-Maersk A/S - Series B	67	$121,747
Chr. Hansen Holding A/S	1,812	89,253
Coloplast A/S - Series B	2,036	206,895
DSV A/S	4,551	533,107
Genmab A/S (b)	932	299,811
Novo Nordisk A/S - ADR	29,898	2,978,738
Novozymes A/S - Class B	3,368	169,239
Orsted A/S	4,694	374,094
Pandora A/S	1,085	50,738
Vestas Wind Systems A/S	21,015	386,924
		5,210,546
FINLAND - 0.7%
Neste OYJ	20,268	883,347
Nokia Corp. - ADR	120,955	516,478
Sampo plc - A Shares	3,751	160,114
Stora Enso OYJ - R Shares	11,015	139,909
UPM-Kymmene OYJ	20,395	647,133
		2,346,981
FRANCE - 6.0%
Accor S.A. (b)	11,801	247,026
Aeroports de Paris (b)	1,860	214,912
Air Liquide S.A. - ADR	1,327	30,149
Air Liquide S.A.	9,728	1,111,745
Alstom S.A. - ADR	41,500	65,570
Alstom S.A.	10,037	162,333
Arkema S.A.	1,887	137,503
AXA S.A.	33,469	730,623
BNP Paribas S.A.	3,140	132,613
Bollore SE	82,440	378,186
Bureau Veritas S.A.	6,434	143,957
Capgemini SE - ADR	6,425	205,729
Capgemini SE	5,024	804,232
Carrefour S.A.	14,741	204,415
Cie Generale des Etablissements Michelin SCA - ADR	28,976	322,068
Cie Generale des Etablissements Michelin SCA	18,076	404,948
Covivio	5,514	265,592

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
FRANCE - 6.0% (Continued)
Danone S.A. - ADR	54,195	$510,246
Danone S.A.	6,488	306,744
Dassault Systemes SE - ADR	3,725	128,475
Dassault Systemes SE	9,814	338,781
EssilorLuxottica S.A.	4,430	602,053
Eurofins Scientific SE	2,307	136,934
Getlink SE	77,043	1,194,564
Henkel AG & Co. KGaA	4,390	248,760
Hermes International	830	976,042
Kering S.A.	1,685	747,274
Klepierre S.A. (b)	22,849	397,180
Legrand S.A.	10,029	648,375
L'Oreal S.A. - ADR	21,745	1,385,809
L'Oreal S.A.	1,380	441,182
Publicis Groupe S.A. (b)	12,555	594,806
Sartorius Sedim Biotech	1,319	404,529
Schneider Electric SE	10,419	1,176,668
Societe Generale S.A.	23,503	464,732
Solvay S.A.	809	62,626
Teleperformance	1,454	368,804
Unibail-Rodamco-Westfield (b)	6,388	264,298
Unibail-Rodamco-Westfield - CDI (b)	45,646	89,050
Valeo	28,541	431,190
Veolia Environnement S.A.	6,731	128,626
Vivendi SE - ADR	13,553	104,223
Vivendi SE	21,180	164,261
Wendel SE	8,457	605,225
Worldline S.A. (b)	11,073	437,607
		18,920,665
GERMANY - 3.5%
adidas AG - ADR	2,402	137,899
adidas AG	1,323	152,072
Allianz SE - ADR	76,050	1,187,140
Allianz SE	239	37,645
BASF SE	3,729	143,093
Bayerische Motoren Werke AG - ADR	2	45

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
GERMANY - 3.5% (Continued)
Bayerische Motoren Werke AG	2,092	$141,771
Brenntag AG	6,380	385,629
Commerzbank AG (b)	24,099	171,537
Continental AG - ADR	7,120	31,399
Continental AG	6,571	291,536
Daimler Truck Holding AG (b)	9,334	210,988
Deutsche Boerse AG	5,965	977,685
Deutsche Post AG - ADR	14,832	445,850
Deutsche Post AG	10,161	306,206
Deutsche Telekom AG - ADR	30,009	511,954
Deutsche Telekom AG	25,629	436,187
Fraport AG Frankfurt Airport Services Worldwide (b)	1,961	70,505
Fresenius Medical Care AG & Co.	4,696	132,282
Hannover Rueck SE	1,159	173,716
Infineon Technologies AG - ADR	12,109	265,914
Mercedes-Benz Group AG	18,669	943,903
Merck KGaA	2,309	373,730
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	455,249
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	430,107
RWE AG	13,344	490,403
Sartorius AG	918	317,495
Siemens AG	5,494	536,924
Telefonica Deutschland Holding AG	166,204	335,987
Vitesco Technologies Group AG (b)	1	49
Vonovia SE	32,704	705,711
Zalando SE (b)	6,837	133,528
		10,934,139
HONG KONG - 2.2%
AAC Technologies Holdings, Inc. (b)	92,000	142,988
AIA Group Ltd. - ADR	44,918	1,485,887
AIA Group Ltd.	57,569	479,313
BYD Electronic International Co. Ltd.	86,500	206,704
Geely Automobile Holdings Ltd.	93,000	127,269
Hang Seng Bank Ltd.	16,100	244,599
Hong Kong Exchanges & Clearing Ltd.	26,978	922,171
Lenovo Group Ltd.	562,000	388,732

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
HONG KONG - 2.2% (Continued)
Link REIT	95,500	$666,637
Minth Group Ltd.	64,000	140,544
New China Life Insurance Co. Ltd. - H Shares	87,400	166,450
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	132,000	176,834
Sino Land Co. Ltd.	144,000	189,407
Swire Properties Ltd.	206,350	443,914
Techtronic Industries Co. Ltd.	24,500	233,781
Wharf Holdings Ltd. (The)	166,000	530,869
Zhongsheng Group Holdings Ltd.	86,000	341,018
		6,887,117
INDIA - 4.1%
HDFC Bank Ltd. - ADR	30,589	1,787,009
ICICI Bank Ltd. - ADR	216,049	4,530,548
Infosys Ltd. - ADR (a)	225,391	3,824,885
Wipro Ltd. - ADR	577,008	2,717,708
		12,860,150
INDONESIA - 0.8%
Bank Mandiri Persero Tbk PT - ADR	87,101	1,067,850
Telkom Indonesia Persero Tbk PT - ADR	50,040	1,443,654
		2,511,504
IRELAND - 0.4%
CRH plc - ADR (a)	14,500	467,335
Kingspan Group plc	2,206	99,377
Smurfit Kappa Group plc	20,818	595,294
		1,162,006
ISRAEL - 0.6%
Check Point Software Technologies Ltd. (b)	4,473	501,066
CyberArk Software Ltd. (b)	2,299	344,712
ICL Group Ltd.	84,780	693,500
Nice Ltd. - ADR (a)(b)	2,630	495,071
		2,034,349
ITALY - 1.5%
Assicurazioni Generali S.p.A.	24,438	333,637
Enel S.p.A.	63,194	259,136
Intesa Sanpaolo S.p.A. - ADR	9,135	90,254
Intesa Sanpaolo S.p.A.	276,901	457,657

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
ITALY - 1.5% (Continued)
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	$386,886
Moncler S.p.A.	7,061	288,221
Poste Italiane S.p.A.	93,753	708,205
Telecom Italia S.p.A.	591,414	109,377
Terna - Rete Elettrica Nazionale S.p.A.	227,512	1,385,473
UniCredit S.p.A.	52,597	532,422
		4,551,268
JAPAN - 14.5%
Advantest Corp.	4,800	221,667
Aeon Co. Ltd.	7,900	147,521
AGC, Inc.	10,000	311,319
Asahi Intecc Co. Ltd.	11,100	177,026
Asahi Kasei Corp.	50,000	331,366
Astellas Pharma, Inc.	34,300	454,382
Azbil Corp.	10,400	271,098
Bandai Namco Holdings, Inc.	6,200	404,043
Bridgestone Corp.	33,456	1,081,998
Brothers Industries Ltd.	13,900	240,144
Canon, Inc. - ADR	9,876	215,297
Canon, Inc.	22,800	498,010
Chiba Bank Ltd. (The)	28,700	155,420
CyberAgent, Inc.	13,700	115,356
Dai Nippon Printing Co. Ltd.	61,318	1,228,459
Dai-ichi Life Holdings, Inc.	16,346	259,907
Daiichi Sankyo Co. Ltd. - ADR	5,703	160,026
Daiichi Sankyo Co. Ltd.	23,430	654,889
Daiwa House Industry Co. Ltd.	30,000	609,978
Denso Corp.	10,000	457,232
Dentsu Group, Inc.	4,300	122,238
ENEOS Holdings, Inc.	167,700	540,858
FANUC Corp. - ADR	10,090	141,260
FANUC Corp.	800	112,332
Fast Retailing Co. Ltd. - ADR	1,220	64,721
Fast Retailing Co. Ltd.	1,200	635,933
FUJIFILM Holdings Corp. - ADR	8,601	391,604
FUJIFILM Holdings Corp.	1,500	68,512

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 14.5% (Continued)
Fujitsu Ltd.	4,868	$533,786
Hitachi Construction Machinery Co. Ltd.	7,800	144,961
Honda Motor Co. Ltd.	7,800	169,305
Hoya Corp. - ADR	1,273	122,554
Hoya Corp.	6,861	661,116
Ibiden Co. Ltd.	4,600	125,758
Idemitsu Kosan Co. Ltd.	13,300	289,052
Japan Exchange Group, Inc.	20,800	281,113
Kao Corp.	29,400	1,196,297
KDDI Corp. - ADR	43,814	642,313
Keyence Corp.	3,600	1,190,018
Kintetsu Group Holdings Co. Ltd.	10,728	357,175
Kubota Corp. - ADR	7,274	506,270
Kubota Corp.	24,000	333,526
Lixil Corp.	15,100	221,559
Mitsubishi Corp.	44,800	1,225,290
Mitsubishi Estate Co. Ltd.	14,300	188,419
Mitsubishi UFJ Financial Group, Inc. - ADR	25,008	112,536
Mitsubishi UFJ Financial Group, Inc.	317,209	1,436,997
Mitsui & Co. Ltd. - ADR	1,350	579,785
Mitsui & Co. Ltd.	49,190	1,046,752
Mitsui Chemicals, Inc.	7,100	138,392
Mitsui OSK Lines Ltd.	21,700	388,269
Mizuho Financial Group, Inc.	65,200	705,766
Murata Manufacturing Co. Ltd. - ADR	916	10,525
Murata Manufacturing Co. Ltd.	12,900	593,751
Nexon Co. Ltd.	13,700	242,048
Nidec Corp. - ADR (a)	34,780	486,572
Nintendo Co. Ltd. - ADR	14,840	756,395
Nintendo Co. Ltd.	3,000	121,003
Nippon Building Fund, Inc.	33	145,216
Nippon Prologis REIT, Inc.	175	383,673
Nippon Sanso Holdings Corp.	9,300	147,005
Nippon Telegraph & Telephone Corp.	5,200	140,256
Nippon Yusen KK	13,800	234,239
Nitori Holdings Co. Ltd.	1,100	92,312

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 14.5% (Continued)
Nomura Holdings, Inc. - ADR (a)	47,702	$157,417
Nomura Real Estate Holdings, Inc.	6,900	155,831
Nomura Research Institute Ltd.	16,000	390,772
Odakyu Electric Railway Co. Ltd.	10,400	134,005
Olympus Corp.	16,400	315,499
Omron Corp.	2,900	132,870
Ono Pharmaceutical Co. Ltd.	6,900	161,175
Oriental Land Co. Ltd.	4,160	564,216
ORIX Corp.	16,800	235,352
Pan Pacific International Holdings Corp.	10,900	192,285
Persol Holdings Co. Ltd.	8,000	147,988
Pinduoduo, Inc. - ADR (b)	8,211	513,844
Recruit Holdings Co. Ltd.	28,250	813,760
Resona Holdings, Inc.	45,300	165,774
Ricoh Co. Ltd.	25,500	186,716
Secom Co. Ltd.	2,700	153,952
Seiko Epson Corp.	30,300	413,730
Sekisui House Ltd. - ADR	21,690	359,403
Sekisui House Ltd.	8,000	132,498
Seven & i Holdings Co. Ltd.	18,900	759,214
Sharp Corp.	20,600	122,834
Shimadzu Corp.	17,000	446,017
Shimano, Inc.	2,084	326,073
Shin-Etsu Chemical Co. Ltd.	3,400	336,453
Shionogi & Co. Ltd.	3,400	164,200
Shiseido Co. Ltd. - ADR	7,565	265,607
Shiseido Co. Ltd.	2,100	73,599
SoftBank Corp.	33,205	331,583
SoftBank Group Corp. - ADR	12,750	214,965
SoftBank Group Corp.	13,000	440,585
Sony Group Corp. - ADR	23,139	1,482,053
Sony Group Corp.	2,000	128,829
Sumitomo Corp.	23,254	287,289
Sumitomo Metal Mining Co. Ltd.	8,000	229,252
Sumitomo Mitsui Trust Holdings, Inc.	19,600	557,418
Suntory Beverage & Food Ltd.	7,600	270,478

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 14.5% (Continued)
Takeda Pharmaceutical Co. Ltd. - ADR (a)	17,704	$229,621
Takeda Pharmaceutical Co. Ltd.	26,800	695,937
TDK Corp.	11,700	361,183
Terumo Corp.	10,972	308,425
Toho Co. Ltd.	4,100	149,087
Tokyo Electron Ltd. - ADR	1,464	90,578
Tokyo Electron Ltd.	1,900	468,150
Toppan, Inc.	55,900	832,690
Toray Industries, Inc.	50,000	246,092
TOTO Ltd.	5,000	166,968
Toyota Motor Corp. - ADR (a)	12,112	1,578,073
USS Co. Ltd.	31,120	480,621
Yamaha Corp.	18,800	668,046
Yamaha Motor Co. Ltd.	31,100	582,688
Yokogawa Electric Corp.	36,800	579,753
Z Holdings Corp.	54,000	143,136
		45,367,184
JERSEY - 0.8%
Experian plc - ADR	11,145	326,103
Ferguson plc	508	52,702
Ferguson plc	5,680	584,642
Glencore plc	248,450	1,305,792
WPP plc - ADR	1,188	48,934
WPP plc	34,966	288,692
		2,606,865
LUXEMBOURG - 0.0% (c)
Aroundtown S.A.	34,293	75,081

MEXICO - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	801,694
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	337,361
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	618,524
Grupo Televisa S.A.B. - ADR	39,194	210,864
Wal-Mart de Mexico S.A.B. de C.V. - ADR (a)	32,608	1,141,280
		3,109,723

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
NETHERLANDS - 2.7%
Adyen N.V. (b)	349	$435,198
Aegon N.V. (a)	48,989	193,996
Akzo Nobel N.V. - ADR	9,200	174,616
Argenx SE - ADR (b)	1,002	353,756
ASML Holding N.V. - ADR (a)	6,611	2,745,879
EXOR N.V. (b)	3,298	211,615
ING Groep N.V. - ADR (a)	40,673	345,721
ING Groep N.V.	12,870	110,260
Koninklijke Ahold Delhaize N.V. - ADR	24,466	622,415
Koninklijke Ahold Delhaize N.V.	5,491	139,844
Koninklijke DSM N.V.	2,622	298,317
NN Group N.V.	10,306	400,784
OCI N.V.	9,087	332,643
Prosus N.V. (b)	13,725	713,965
QIAGEN N.V. (b)	7,847	323,924
Randstad Holding N.V.	3,477	150,049
Stellantis N.V.	42,053	497,284
STMicroelectronics N.V. - ADR (a)	7,808	241,580
Wolters Kluwer N.V.	1,707	166,193
		8,458,039
NORWAY - 2.3%
Aker BP ASA	56,057	1,609,214
Equinor ASA - ADR (a)	158,981	5,263,861
Norsk Hydro ASA	79,990	429,254
		7,302,329
PORTUGAL - 0.5%
Galp Energia SGPS S.A.	152,926	1,471,153
Jeronimo Martins SGPS S.A.	8,104	150,903
		1,622,056
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (d)(e)	86,910	869

SINGAPORE - 1.8%
BOC Aviation Ltd.	87,700	619,991
CapitaLand Ascendas REIT	167,800	313,015
CapitaLand Integrated Commercial Trust	522,925	695,611

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SINGAPORE - 1.8% (Continued)
CapitaLand Investment Ltd.	183,000	$440,289
CDL Hospitality Trusts	28,826	23,324
City Developments Ltd.	203,900	1,074,616
DBS Group Holdings Ltd. - ADR	11,392	1,055,070
Singapore Telecommunications Ltd.	216,000	398,586
Venture Corp. Ltd.	84,300	957,930
		5,578,432
SOUTH AFRICA - 1.1%
FirstRand Ltd.	201,574	672,947
Gold Fields Ltd. - ADR (a)	14,088	113,972
Impala Platinum Holdings Ltd. - ADR	29,987	276,780
Mr Price Group Ltd.	56,059	534,112
MTN Group Ltd.	18,970	125,171
MultiChoice Group Ltd.	72,496	463,201
Naspers Ltd. - Class N - ADR (a)	32,275	800,420
Standard Bank Group Ltd.	44,968	355,257
		3,341,860
SOUTH KOREA - 4.0%
Celltrion, Inc.	4,101	493,861
Hyundai Mobis Co. Ltd.	7,311	957,588
KB Financial Group, Inc. - ADR	27,719	835,451
Korea Electric Power Corp. - ADR (b)	13,750	93,500
KT Corp. - ADR (a)	39,515	482,873
LG Display Co. Ltd. - ADR	3	12
NAVER Corp.	8,715	1,151,970
POSCO Holdings, Inc. - ADR (a)	13,630	498,994
Samsung Electronics Co. Ltd.	115,093	4,193,332
Shinhan Financial Group Co. Ltd. - ADR	39,688	912,824
Shinhan Financial Group Co. Ltd.	29,265	674,525
SK Hynix, Inc.	15,952	905,377
SK Telecom Co. Ltd. - ADR (a)	27,863	536,641
Woori Financial Group, Inc. - ADR	34,279	765,107
		12,502,055
SPAIN - 1.8%
Aena SME S.A. (b)	5,525	573,302
Amadeus IT Group S.A. (b)	7,348	340,625

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SPAIN - 1.8% (Continued)
Cellnex Telecom S.A. - ADR	10,780	$165,904
Cellnex Telecom S.A.	4,067	125,435
Grifols S.A. (b)	13,304	81,953
Iberdrola S.A. - ADR	13,039	485,181
Iberdrola S.A.	29,928	279,015
Industria de Diseno Textil S.A.	34,462	711,079
Naturgy Energy Group S.A.	12,657	292,761
Repsol S.A.	178,289	2,048,296
Siemens Gamesa Renewable Energy S.A. (b)	11,865	206,836
Telefónica S.A.	92,766	306,634
		5,617,021
SWEDEN - 1.6%
Atlas Copco AB	35,688	331,653
Atlas Copco AB - Class A - ADR	40,296	371,529
Boliden AB (b)	20,477	632,572
Essity AB - Series B	7,919	156,433
H & M Hennes & Mauritz AB - B Shares	19,185	177,344
Hexagon AB - B Shares	53,748	501,893
Industrivarden AB	11,816	237,974
Investor AB - B Shares	119,025	1,736,491
Svenska Cellulosa AB S.C.A. - Series B	16,418	208,292
Svenska Handelsbanken AB - A Shares	31,343	257,261
Telefonaktiebolaget LM Ericsson - B Shares	42,832	250,339
		4,861,781
SWITZERLAND - 6.7%
ABB Ltd. - ADR (a)	39,077	1,002,716
ABB Ltd.	5,783	149,315
Adecco Group AG - ADR	4,418	60,350
Adecco Group AG	14,312	395,009
Barry Callebaut AG	553	1,042,424
Clariant AG (b)	10,218	164,658
Coca-Cola HBC AG (b)	26,042	544,221
Geberit AG	1,928	826,712
Givaudan S.A.	223	673,691
Groupe Bruxelles Lambert N.V.	2,460	172,306
Holcim Ltd. (b)	8,532	349,649

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SWITZERLAND - 6.7% (Continued)
Julius Baer Group Ltd. (b)	3,557	$155,226
Keuhne + Nagel International AG	643	130,937
Logitech International S.A. (a)	5,031	231,426
Lonza Group AG - ADR	1,070	52,077
Lonza Group AG	2,080	1,012,744
Nestlé S.A. - ADR	37,439	4,028,811
Nestlé S.A.	4,022	435,013
Partners Group Holding AG	570	458,732
Roche Holding AG - ADR (a)	90,312	3,668,473
Roche Holding AG	2,204	717,481
Sika AG	852	171,247
Sonova Holding AG	1,992	438,366
Swatch Group AG (The)	707	158,793
Swiss Life Holding AG	1,691	747,111
Swiss Re AG	9,611	708,857
Swisscom AG	981	459,349
Temenos AG	3,323	224,029
UBS Group AG (a)	39,428	572,026
UBS Group AG	9,486	137,642
Zurich Insurance Group AG - ADR	24,700	982,566
Zurich Insurance Group AG	492	196,138
		21,068,095
TAIWAN - 4.8%
ASE Technology Holding Co. Ltd. - ADR	126,937	633,416
AUO Corp. - ADR (a)	144,653	934,458
Chunghwa Telecom Co. Ltd. - ADR	134,305	4,771,857
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	113,683	7,794,106
United Microelectronics Corp. - ADR (a)(b)	154,753	861,974
		14,995,811
TURKEY - 0.0% (c)
Turkcell Iletisim Hizmetleri A.S. - ADR	58,775	156,341

UNITED KINGDOM - 7.9%
3i Group plc	68,813	826,384
Antofagasta plc	47,452	581,287
Ashtead Group plc	11,037	495,740

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
UNITED KINGDOM - 7.9% (Continued)
AstraZeneca plc - ADR (a)	51,316	$2,814,169
Aviva plc	147,903	634,422
Barratt Developments plc	56,585	213,889
British Land Co. plc (The)	62,287	241,225
BT Group plc	130,919	176,019
Bunzl plc	5,822	177,905
Burberry Group plc	13,434	268,389
Coca-Cola Europacific Partners plc (a)	18,549	790,558
Compass Group plc	35,682	710,615
GSK plc - ADR (a)	34,149	1,005,005
GSK plc	27,901	403,023
Haleon plc - ADR (b)	50,072	304,938
Halma plc	6,736	151,530
HSBC Holdings plc - ADR (a)	56,042	1,461,015
HSBC Holdings plc	27,340	141,583
Informa plc	99,047	566,222
InterContinental Hotels Group plc - ADR	2,515	122,254
J Sainsbury plc	86,209	166,974
Kingfisher plc	161,921	394,206
Land Securities Group plc	37,958	219,278
Legal & General Group plc	210,040	501,432
Lloyds Banking Group plc	437,921	197,939
London Stock Exchange Group plc	7,929	669,690
Mondi plc	24,044	369,426
National Grid plc - ADR (a)	5,768	297,225
National Grid plc	49,369	508,281
NatWest Group plc	160,250	399,194
PEARSON plc - ADR	42,312	404,080
PEARSON plc	24,794	236,806
Prudential plc - ADR	10,228	203,742
Reckitt Benckiser Group plc - ADR	34,350	456,512
Reckitt Benckiser Group plc	3,212	212,926
RELX plc - ADR	19,899	483,745
RELX plc	61,542	1,504,036
Rentokil Initial plc	28,495	151,058
Rio Tinto plc - ADR (a)	9,034	497,412

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
UNITED KINGDOM - 7.9% (Continued)
Sage Group plc (The) - ADR	2,320	$72,245
Sage Group plc (The)	14,027	108,116
Segro plc	49,056	409,266
Severn Trent plc	16,234	424,442
Taylor Wimpey plc	108,822	105,979
Tesco plc - ADR	5,503	37,696
Tesco plc	144,166	330,918
Unilever plc - ADR	44,516	1,951,581
United Utilities Group plc	59,321	585,827
Vodafone Group plc - ADR	40,631	460,349
Whitbread plc	5,438	137,805
		24,584,358

TOTAL COMMON STOCKS (Cost $280,471,754)		$305,840,245

CORPORATE NOTES - 1.0%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	$870,000	$855,479
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	466,249
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	418,169
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	278,587
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	114,100
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	464,674
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	367,591
TOTAL CORPORATE NOTES (Cost $3,110,000)				$2,964,849

MONEY MARKET FUNDS - 1.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (f) (Cost $4,802,476)	4,802,476	$4,802,476

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.4%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.16% (f)(g) (Cost $42,089,652)	42,089,652	$42,089,652

TOTAL INVESTMENTS - (Cost $330,473,882) - 113.6%		$355,697,222

LIABILITES IN EXESS OF OTHER ASSETS - (13.6%)		(42,570,110)

NET ASSETS - 100.0%		$313,127,112

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $40,241,235.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	$870,000	$855,479	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	466,249	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	450,000	418,169	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	278,587	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	114,100	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	500,000	464,674	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	367,591	0.1%
Mobile TeleSystems PJSC - ADR	07/19/11	752,376	869	0.0	%(c)
		$3,862,376	$2,965,718	1.0%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of September 30, 2022, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2022.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

September 30, 2022 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 9.5%
Advertising & Marketing	0.4%
Cable & Satellite	0.2%
Entertainment Content	0.8%
Internet Media & Services	3.2%
Publishing & Broadcasting	0.4%
Telecommunications	4.5%
Consumer Discretionary - 9.1%
Apparel & Textile Products	1.1%
Automotive	3.0%
E-Commerce Discretionary	1.1%
Home & Office Products	0.1%
Home Construction	0.8%
Leisure Facilities & Services	0.6%
Leisure Products	0.3%
Retail - Discretionary	1.7%
Wholesale - Discretionary	0.4%
Consumer Staples - 7.3%
Beverages	0.9%
Food	2.2%
Household Products	2.3%
Retail - Consumer Staples	1.5%
Wholesale - Consumer Staples	0.4%
Energy - 4.1%
Oil & Gas Producers	3.9%
Renewable Energy	0.2%
Financials - 20.6%
Asset Management	1.3%
Banking	13.2%
Institutional Financial Services	1.1%
Insurance	4.7%
Specialty Finance	0.3%

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

Common Stocks by Sector/Industry (Continued)	% of Net Assets
Health Care - 8.1%
Biotech & Pharma	5.7%
Health Care Facilities & Services	0.9%
Medical Equipment & Devices	1.5%
Industrials - 8.9%
Commercial Support Services	1.6%
Diversified Industrials	0.3%
Electrical Equipment	1.3%
Engineering & Construction	0.2%
Industrial Support Services	0.5%
Machinery	1.2%
Transportation & Logistics	3.7%
Transportation Equipment	0.1%
Materials - 8.6%
Chemicals	2.7%
Construction Materials	0.4%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.5%
Metals & Mining	3.7%
Steel	0.8%
Real Estate - 4.0%
Real Estate Owners & Developers	1.7%
Real Estate Services	0.1%
REITs	2.2%
Technology - 15.0%
Semiconductors	4.5%
Software	0.9%
Technology Hardware	4.6%
Technology Services	5.0%
Utilities - 2.5%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.8%
Gas & Water Utilities	0.5%
97.7%

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc. (a)	10,229	$645,348

AEROSPACE & DEFENSE - 0.1%
Howmet Aerospace, Inc.	14,090	435,804

APPAREL & TEXTILE PRODUCTS - 0.3%
NIKE, Inc. - Class B	9,970	828,707
VF Corp.	7,520	224,923
		1,053,630
ASSET MANAGEMENT - 0.4%
Ameriprise Financial, Inc.	1,540	388,003
BlackRock, Inc.	742	408,308
Charles Schwab Corp. (The)	11,220	806,381
		1,602,692
AUTOMOTIVE - 0.4%
BorgWarner, Inc.	14,870	466,918
Ford Motor Co.	81,853	916,754
		1,383,672
BANKING - 5.2%
Bank of America Corp.	101,100	3,053,220
Citigroup, Inc.	46,326	1,930,404
Citizens Financial Group, Inc.	10,900	374,524
Fifth Third Bancorp	19,490	622,900
Huntington Bancshares, Inc.	33,170	437,181
JPMorgan Chase & Co.	49,615	5,184,768
KeyCorp	21,488	344,238
M&T Bank Corp.	7,694	1,356,606
PNC Financial Services Group, Inc. (The)	13,071	1,953,069
Regions Financial Corp.	24,860	498,940
Truist Financial Corp.	40,660	1,770,336
U.S. Bancorp	22,707	915,546
		18,441,732
BEVERAGES - 2.9%
Coca-Cola Co. (The)	106,520	5,967,251
Keurig Dr Pepper, Inc.	7,520	269,366
PepsiCo, Inc.	25,859	4,221,740
		10,458,357

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 7.9%
AbbVie, Inc.	17,386	$2,333,375
Amgen, Inc.	6,604	1,488,542
Biogen, Inc. (b)	3,860	1,030,620
Bristol-Myers Squibb Co.	63,139	4,488,551
Gilead Sciences, Inc.	23,550	1,452,799
Johnson & Johnson	64,781	10,582,624
Merck & Co., Inc.	61,130	5,264,516
Vertex Pharmaceuticals, Inc. (b)	1,080	312,703
Viatris, Inc.	40,540	345,401
Zoetis, Inc.	3,990	591,677
		27,890,808
CABLE & SATELLITE - 0.9%
Charter Communications, Inc. - Class A (a)(b)	560	169,876
Comcast Corp. - Class A	103,410	3,033,015
		3,202,891
CHEMICALS - 4.8%
Air Products & Chemicals, Inc.	7,697	1,791,323
Dow, Inc.	19,230	844,774
DuPont de Nemours, Inc.	12,548	632,419
Eastman Chemical Co.	3,900	277,095
Ecolab, Inc.	7,050	1,018,161
International Flavors & Fragrances, Inc.	12,832	1,165,531
Linde plc	23,156	6,242,626
LyondellBasell Industries N.V. - Class A	56,480	4,251,814
PPG Industries, Inc.	1,080	119,545
Sherwin-Williams Co. (The)	2,880	589,680
		16,932,968
COMMERCIAL SUPPORT SERVICES - 1.9%
Republic Services, Inc.	11,450	1,557,658
Robert Half International, Inc.	5,180	396,270
Rollins, Inc.	25,890	897,865
Waste Management, Inc.	25,070	4,016,465
		6,868,258
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,320	425,159

CONTAINERS & PACKAGING - 0.5%
Ball Corp. (a)	12,248	591,823

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.5% (Continued)
International Paper Co.	12,160	$385,472
Packaging Corp. of America	3,290	369,434
WestRock Co.	10,430	322,183
		1,668,912
DIVERSIFIED INDUSTRIALS - 1.2%
Dover Corp. (a)	5,253	612,395
Eaton Corp. plc	3,930	524,105
Emerson Electric Co.	9,554	699,544
Illinois Tool Works, Inc.	14,045	2,537,229
		4,373,273
ELECTRIC UTILITIES - 5.5%
AES Corp. (The)	27,234	615,488
American Electric Power Co., Inc.	16,270	1,406,542
CenterPoint Energy, Inc.	9,170	258,411
CMS Energy Corp.	12,530	729,747
Consolidated Edison, Inc. (a)	26,561	2,277,871
Constellation Energy Corp.	7,470	621,429
DTE Energy Co.	4,170	479,759
Duke Energy Corp.	25,514	2,373,312
Edison International	11,827	669,172
Eversource Energy	7,770	605,749
NextEra Energy, Inc.	49,300	3,865,613
PPL Corp.	16,050	406,868
Sempra Energy	15,043	2,255,547
Southern Co. (The)	31,681	2,154,308
Xcel Energy, Inc.	14,114	903,296
		19,623,112
ELECTRICAL EQUIPMENT - 3.2%
AMETEK, Inc.	4,630	525,088
Carrier Global Corp.	22,720	807,923
Fortive Corp.	9,480	552,684
Johnson Controls International plc	75,907	3,736,143
Keysight Technologies, Inc. (b)	6,000	944,160
Otis Worldwide Corp.	9,260	590,788
Rockwell Automation, Inc.	8,530	1,834,888
Roper Technologies, Inc.	3,030	1,089,709
TE Connectivity Ltd.	4,660	514,278

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.2% (Continued)
Trane Technologies plc (a)	4,150	$600,961
Trimble, Inc. (b)	3,240	175,835
		11,372,457
ENGINEERING & CONSTRUCTION - 0.1%
Quanta Services, Inc.	2,080	264,971

ENTERTAINMENT CONTENT - 2.5%
Activision Blizzard, Inc.	18,000	1,338,120
Electronic Arts, Inc.	8,020	927,994
Fox Corp. - Class A	15,020	460,814
Paramount Global - Class B (a)	15,986	304,373
Walt Disney Co. (The) (b)	43,269	4,081,565
Warner Bros. Discovery, Inc. (b)	143,987	1,655,850
		8,768,716
FOOD - 2.9%
Campbell Soup Co.	10,070	474,499
Conagra Brands, Inc.	16,070	524,364
General Mills, Inc.	31,984	2,450,294
Hershey Co. (The) (a)	2,830	623,930
Hormel Foods Corp.	22,750	1,033,760
J.M. Smucker Co. (The)	3,710	509,791
Kellogg Co.	5,960	415,174
Kraft Heinz Co. (The)	26,030	868,101
McCormick & Co., Inc.	6,090	434,034
Mondelez International, Inc. - Class A	40,482	2,219,628
Tyson Foods, Inc. - Class A	9,110	600,622
		10,154,197
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	6,040	786,167
NiSource, Inc.	29,770	749,906
		1,536,073
HEALTH CARE FACILITIES & SERVICES - 5.7%
AmerisourceBergen Corp.	8,740	1,182,784
Cardinal Health, Inc.	11,920	794,826
Cigna Corp.	15,522	4,306,889
CVS Health Corp.	25,454	2,427,548
Elevance Health, Inc.	6,020	2,734,525
Humana, Inc.	1,410	684,118

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
HEALTH CARE FACILITIES & SERVICES - 5.7% (Continued)
IQVIA Holdings, Inc. (b)	2,920	$528,929
Laboratory Corp. of America Holdings	2,120	434,197
McKesson Corp.	5,714	1,942,017
UnitedHealth Group, Inc.	10,290	5,196,862
		20,232,695
HOME & OFFICE PRODUCTS - 0.1%
Whirlpool Corp.	3,150	424,651

HOUSEHOLD PRODUCTS - 3.2%
Church & Dwight Co., Inc.	6,650	475,076
Colgate-Palmolive Co.	12,670	890,067
Kimberly-Clark Corp.	14,960	1,683,598
Procter & Gamble Co. (The)	64,726	8,171,658
		11,220,399
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	9,800	451,192
W.W. Grainger, Inc.	1,310	640,839
		1,092,031
INSTITUTIONAL FINANCIAL SERVICES - 1.7%
Bank of New York Mellon Corp. (The)	38,024	1,464,684
CME Group, Inc.	9,190	1,627,825
Intercontinental Exchange, Inc.	5,030	454,461
Morgan Stanley	17,641	1,393,815
Northern Trust Corp.	6,297	538,771
State Street Corp.	6,610	401,954
		5,881,510
INSURANCE - 5.8%
Aflac, Inc.	38,140	2,143,468
Allstate Corp. (The)	10,919	1,359,743
American International Group, Inc.	22,987	1,091,423
Arthur J. Gallagher & Co.	2,930	501,675
Assurant, Inc.	4,170	605,776
Berkley (W.R.) Corp.	9,825	634,498
Chubb Ltd.	4,540	825,735
Cincinnati Financial Corp. (a)	4,172	373,686
Globe Life, Inc.	10,480	1,044,856
Hartford Financial Services Group, Inc. (The)	10,830	670,810

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
INSURANCE - 5.8% (Continued)
Lincoln National Corp.	7,310	$320,982
Loews Corp.	25,180	1,254,971
Marsh & McLennan Cos., Inc.	7,150	1,067,424
MetLife, Inc.	35,413	2,152,402
Principal Financial Group, Inc.	11,170	805,916
Progressive Corp. (The)	16,630	1,932,572
Prudential Financial, Inc. (a)	20,750	1,779,935
Travelers Cos., Inc. (The)	13,253	2,030,360
		20,596,232
INTERNET MEDIA & SERVICES - 0.7%
Booking Holdings, Inc. (b)	700	1,150,247
Expedia Group, Inc. (a)(b)	3,040	284,818
Match Group, Inc. (b)	6,650	317,537
Meta Platforms, Inc. - Class A (b)	1,700	230,656
Netflix, Inc. (a)(b)	710	167,162
Twitter, Inc. (b)	5,690	249,450
		2,399,870
LEISURE FACILITIES & SERVICES - 2.1%
Carnival Corp. (a)(b)	28,663	201,501
Darden Restaurants, Inc. (a)	4,210	531,807
Hilton Worldwide Holdings, Inc.	6,420	774,380
Live Nation Entertainment, Inc. (a)(b)	2,620	199,225
Marriott International, Inc. - Class A	6,210	870,269
McDonald's Corp.	12,340	2,847,332
Starbucks Corp.	16,870	1,421,466
Yum! Brands, Inc.	5,400	574,236
		7,420,216
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	6,490	437,556

MACHINERY - 1.1%
Deere & Co. (a)	5,057	1,688,482
IDEX Corp.	2,840	567,574
Ingersoll-Rand, Inc.	13,050	564,543
Stanley Black & Decker, Inc.	5,070	381,315
Xylem, Inc.	7,010	612,393
		3,814,307

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.0%
Abbott Laboratories	23,170	$2,241,929
Baxter International, Inc.	17,182	925,423
Becton, Dickinson and Co.	8,310	1,851,717
Boston Scientific Corp. (b)	29,180	1,130,141
Cooper Cos., Inc. (The)	1,170	308,763
Danaher Corp.	7,520	1,942,341
DENTSPLY SIRONA, Inc.	8,810	249,764
Edwards Lifesciences Corp. (b)	5,460	451,160
Illumina, Inc. (b)	3,590	684,936
Intuitive Surgical, Inc. (b)	1,460	273,662
Medtronic plc	9,340	754,205
Mettler-Toledo International, Inc. (b)	400	433,648
ResMed, Inc.	980	213,934
Stryker Corp.	3,720	753,449
Teleflex, Inc.	1,370	276,000
Thermo Fisher Scientific, Inc.	3,154	1,599,677
		14,090,749
METALS & MINING - 0.0% (c)
Newmont Corp.	3,280	137,858

OIL & GAS PRODUCERS - 4.8%
ConocoPhillips	118,777	12,155,638
Pioneer Natural Resources Co.	6,310	1,366,304
Valero Energy Corp.	34,350	3,670,298
		17,192,240
OIL & GAS SERVICES & EQUIPMENT - 1.4%
Baker Hughes Co.	65,320	1,369,107
Schlumberger Ltd.	105,016	3,770,075
		5,139,182
REAL ESTATE SERVICES - 1.2%
CBRE Group, Inc. - Class A (b)	60,690	4,097,182

REITS - 3.3%
American Tower Corp.	4,760	1,021,972
AvalonBay Communities, Inc.	5,900	1,086,721
Boston Properties, Inc.	3,190	239,154
Crown Castle, Inc.	4,160	601,328
Digital Realty Trust, Inc.	5,980	593,097

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
REITS - 3.3% (Continued)
Equinix, Inc.	910	$517,644
Equity Residential	17,370	1,167,611
Federal Realty Investment Trust	1,600	144,192
Healthpeak Properties, Inc.	20,530	470,548
Host Hotels & Resorts, Inc.	49,590	787,489
Iron Mountain, Inc.	10	440
Kimco Realty Corp.	22,420	412,752
Prologis, Inc.	15,540	1,578,864
Public Storage (a)	1,920	562,195
Realty Income Corp. (a)	9,490	552,318
Regency Centers Corp.	9,230	497,036
SBA Communications Corp. - Class A	1,660	472,519
Simon Property Group, Inc.	2,089	187,488
VICI Properties, Inc (a)	8,700	259,695
Welltower, Inc. (a)	9,100	585,312
		11,738,375
RENEWABLE ENERGY - 0.0% (c)
SolarEdge Technologies, Inc. (b)	580	134,247

RETAIL - CONSUMER STAPLES - 2.5%
Costco Wholesale Corp.	3,700	1,747,399
Dollar General Corp.	2,630	630,832
Dollar Tree, Inc. (b)	4,010	545,761
Kroger Co. (The) (a)	20,514	897,487
Target Corp.	4,850	719,692
Walgreen Boots Alliance, Inc.	14,940	469,116
Walmart, Inc.	30,750	3,988,275
		8,998,562
RETAIL - DISCRETIONARY - 1.4%
Genuine Parts Co.	4,570	682,393
Home Depot, Inc. (The)	6,312	1,741,733
Lowe's Cos., Inc. - Class B	1,910	358,717
Ross Stores, Inc.	5,160	434,833
TJX Cos., Inc. (The)	29,130	1,809,556
		5,027,232

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.5%
Analog Devices, Inc.	10,630	$1,481,184
Broadcom, Inc.	3,640	1,616,196
Intel Corp.	83,908	2,162,309
Micron Technology, Inc.	29,590	1,482,459
Qorvo, Inc. (b)	4,610	366,080
Texas Instruments, Inc.	12,020	1,860,456
		8,968,684
SOFTWARE - 1.3%
Autodesk, Inc. (b)	2,650	495,020
Microsoft Corp.	4,950	1,152,855
NortonLifeLock, Inc.	15,800	318,212
Oracle Corp.	8,432	514,942
Salesforce.com, Inc. (b)	10,040	1,444,154
Synopsys, Inc. (b)	2,040	623,240
		4,548,423
SPECIALTY FINANCE - 0.6%
American Express Co.	9,754	1,315,912
Capital One Financial Corp.	6,200	571,454
Synchrony Financial	10,350	291,767
		2,179,133
TECHNOLOGY HARDWARE - 1.3%
Cisco Systems, Inc.	73,730	2,949,200
Corning, Inc.	14,610	423,982
HP, Inc.	26,820	668,354
Western Digital Corp. (b)	11,965	389,461
Zebra Technologies Corp. - Class A (b)	690	180,787
		4,611,784
TECHNOLOGY SERVICES - 5.7%
Accenture plc - Class A	16,780	4,317,494
Automatic Data Processing, Inc.	5,210	1,178,450
Cognizant Technology Solutions Corp. - Class A	10,200	585,888
DXC Technology Co. (b)	15,380	376,502
EPAM Systems, Inc. (b)	1,050	380,299
Fidelity National Information Services, Inc.	16,860	1,274,110
Fiserv, Inc. (b)	13,840	1,295,009
Global Payments, Inc.	2,200	237,710
International Business Machines Corp.	17,092	2,030,701
Mastercard, Inc. - Class A	8,590	2,442,481

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 5.7% (Continued)
MSCI, Inc.	1,140	$480,841
Paychex, Inc.	3,334	374,108
PayPal Holdings, Inc. (b)	17,170	1,477,822
S&P Global, Inc.	2,450	748,107
Visa, Inc. - Class A (a)	17,730	3,149,735
		20,349,257
TELECOMMUNICATIONS - 2.2%
AT&T, Inc.	204,646	3,139,270
T-Mobile US, Inc. (b)	13,480	1,808,611
Verizon Communications, Inc.	73,160	2,777,885
		7,725,766
TRANSPORTATION & LOGISTICS - 3.5%
Alaska Air Group, Inc. (b)	9,130	357,439
American Airlines Group, Inc. (a)(b)	43,070	518,563
C.H. Robinson Worldwide, Inc. (a)	6,070	584,602
CSX Corp.	57,110	1,521,410
Delta Air Lines, Inc. (b)	29,020	814,301
FedEx Corp.	5,380	798,769
J.B. Hunt Transport Services, Inc.	4,690	733,610
Norfolk Southern Corp.	7,190	1,507,383
Southwest Airlines Co. (b)	34,690	1,069,840
Union Pacific Corp.	10,450	2,035,869
United Airlines Holdings, Inc. (b)	13,060	424,842
United Parcel Service, Inc. - Class B (a)	11,880	1,919,095
		12,285,723
TRANSPORTATION EQUIPMENT - 0.2%
PACCAR, Inc.	5,090	425,982
Westinghouse Air Brake Technologies Corp. (a)	3,110	252,999
		678,981
WHOLESALE - CONSUMER STAPLES - 0.4%
Sysco Corp.	18,180	1,285,508

TOTAL COMMON STOCKS (COST $316,066,184)		$349,811,383

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (d)	0.400%	12/15/22	$400,000	$396,594
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	450,000	442,489
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	720,000	699,374
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	750,000	696,948
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	280,000	268,981
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	250,000	237,708
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	280,000	260,217
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	450,000	413,540
TOTAL CORPORATE NOTES (COST $3,580,000)				$3,415,851

MONEY MARKET FUNDS - 0.8%	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (e) (COST $2,785,567)	2,785,567	$2,785,567

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.9%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.16% (e)(f) (COST $17,450,133)	17,450,133	$17,450,133

TOTAL INVESTMENTS - (COST $339,881,884) - 105.2%		$373,462,934

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2%)		(18,385,730)

NET ASSETS - 100.0%		$355,077,204

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $16,770,386.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$400,000	$396,594	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	442,489	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	699,374	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	750,000	696,948	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	268,981	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	237,708	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	260,217	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	413,540	0.1%
		$3,580,000	$3,415,851	1.0%

(e)	The rate shown is the 7-day effective yield as of September 30, 2022.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.4%
NIKE, Inc. - Class B	15,817	$1,314,709
Ralph Lauren Corp. - Class A	3,730	316,789
		1,631,498
ASSET MANAGEMENT - 1.3%
Ameriprise Financial, Inc.	2,880	725,616
BlackRock, Inc.	2,233	1,228,775
Charles Schwab Corp. (The)	32,260	2,318,526
Raymond James Financial, Inc.	7,440	735,221
T. Rowe Price Group, Inc.	5,840	613,259
		5,621,397
AUTOMOTIVE - 4.5%
Aptiv plc (a)	3,770	294,852
Tesla, Inc. (a)	73,050	19,376,512
		19,671,364
BANKING - 1.9%
Bank of America Corp.	88,350	2,668,170
Fifth Third Bancorp	13,820	441,687
First Republic Bank	2,280	297,654
JPMorgan Chase & Co.	31,880	3,331,460
Regions Financial Corp.	35,280	708,070
Signature Bank	2,090	315,590
SVB Financial Group (a)	1,590	533,890
		8,296,521
BEVERAGES - 0.9%
PepsiCo, Inc.	23,220	3,790,897

BIOTECH & PHARMA - 4.9%
AbbVie, Inc.	22,951	3,080,254
Amgen, Inc.	12,054	2,716,972
Bristol-Myers Squibb Co.	6,116	434,786
Eli Lilly & Co.	21,800	7,049,030
Johnson & Johnson	4,488	733,160
Merck & Co., Inc.	5,571	479,774
Moderna, Inc. (a)(b)	10,580	1,251,085
Regeneron Pharmaceuticals, Inc. (a)(b)	3,671	2,528,842
Vertex Pharmaceuticals, Inc. (a)	5,704	1,651,536

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 4.9% (Continued)
Zoetis, Inc.	9,730	$1,442,862
		21,368,301
CHEMICALS - 0.9%
Linde plc	11,878	3,202,190
LyondellBasell Industries N.V. - Class A	1,090	82,055
Sherwin-Williams Co. (The)	3,471	710,688
		3,994,933
COMMERCIAL SUPPORT SERVICES - 0.4%
Cintas Corp.	900	349,371
Republic Services, Inc.	2,660	361,866
Waste Management, Inc.	6,464	1,035,598
		1,746,835
CONTAINERS & PACKAGING - 0.1%
Ball Corp. (b)	5,170	249,814

DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	3,694	667,321

E-COMMERCE DISCRETIONARY - 5.6%
Amazon.com, Inc. (a)	203,600	23,006,800
eBay, Inc.	24,585	904,974
Etsy, Inc. (a)(b)	5,590	559,727
		24,471,501
ELECTRIC UTILITIES - 0.2%
NextEra Energy, Inc.	8,874	695,810

ELECTRICAL EQUIPMENT - 0.9%
Amphenol Corp. - Class A	10,642	712,588
Generac Holdings, Inc. (a)	1,790	318,871
Johnson Controls International plc	7,170	352,907
Keysight Technologies, Inc. (a)	6,221	978,937
Otis Worldwide Corp.	9,630	614,394
Rockwell Automation, Inc.	2,298	494,323
Trimble, Inc. (a)	11,490	623,562
		4,095,582
ENTERTAINMENT CONTENT - 0.4%
Activision Blizzard, Inc.	6,560	487,670
Electronic Arts, Inc.	7,895	913,531

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 0.4% (Continued)
Walt Disney Co. (The) (a)	5,103	$481,366
		1,882,567
GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	3,780	492,005

HEALTH CARE FACILITIES & SERVICES - 2.7%
AmerisourceBergen Corp.	4,700	636,051
Cardinal Health, Inc.	6,400	426,752
Catalent, Inc. (a)	5,970	431,989
Charles River Laboratories International, Inc. (a)	2,140	421,152
Elevance Health, Inc.	1,300	590,512
HCA Healthcare, Inc.	2,590	476,016
Humana, Inc.	1,060	514,301
IQVIA Holdings, Inc. (a)	4,968	899,903
Laboratory Corp. of America Holdings	2,060	421,909
McKesson Corp.	2,780	944,839
UnitedHealth Group, Inc.	12,240	6,181,690
		11,945,114
HOME CONSTRUCTION - 0.2%
D.R. Horton, Inc.	6,078	409,353
Masco Corp.	8,006	373,800
NVR, Inc. (a)	60	239,225
		1,022,378
HOUSEHOLD PRODUCTS - 0.2%
Colgate-Palmolive Co.	5,297	372,114
Estée Lauder Cos., Inc. (The) - Class A	1,380	297,942
		670,056
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	11,534	531,025
United Rentals, Inc. (a)	2,830	764,440
		1,295,465
INSTITUTIONAL FINANCIAL SERVICES - 1.2%
CME Group, Inc.	2,190	387,915
Goldman Sachs Group, Inc. (The)	8,620	2,526,091
Intercontinental Exchange, Inc.	5,221	471,717
Morgan Stanley	19,100	1,509,091

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 1.2% (Continued)
Nasdaq, Inc.	8,490	$481,213
		5,376,027
INSURANCE - 0.2%
Aon plc - Class A	1,260	337,516
Marsh & McLennan Cos., Inc.	2,240	334,410
		671,926
INTERNET MEDIA & SERVICES - 7.3%
Alphabet, Inc. - Class A (a)	113,100	10,818,015
Alphabet, Inc. - Class C (a)	97,320	9,357,318
Booking Holdings, Inc. (a)	355	583,340
Meta Platforms, Inc. - Class A (a)	48,805	6,621,862
Netflix, Inc. (a)(b)	13,262	3,122,405
Twitter, Inc. (a)	18,670	818,493
VeriSign, Inc. (a)	3,410	592,317
		31,913,750
LEISURE FACILITIES & SERVICES - 1.2%
Chipotle Mexican Grill, Inc. (a)(b)	617	927,203
Hilton Worldwide Holdings, Inc.	5,360	646,523
McDonald's Corp.	8,917	2,057,509
Starbucks Corp.	14,692	1,237,948
Yum! Brands, Inc.	5,234	556,583
		5,425,766
MACHINERY - 0.5%
Deere & Co.	4,096	1,367,614
Xylem, Inc.	7,650	668,304
		2,035,918
MEDICAL EQUIPMENT & DEVICES - 4.7%
Abbott Laboratories	27,456	2,656,643
Agilent Technologies, Inc.	8,185	994,887
Align Technology, Inc. (a)	1,711	354,365
Bio-Rad Laboratories, Inc. - Class A (a)	610	254,455
Bio-Techne Corp.	1,340	380,560
Cooper Cos., Inc. (The)	1,161	306,388
Danaher Corp.	14,164	3,658,420
DexCom, Inc. (a)	4,440	357,598
Edwards Lifesciences Corp. (a)	12,250	1,012,218
IDEXX Laboratories, Inc. (a)	2,060	671,148

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.7% (Continued)
Illumina, Inc. (a)	2,758	$526,199
Intuitive Surgical, Inc. (a)	6,310	1,182,746
Mettler-Toledo International, Inc. (a)	960	1,040,755
PerkinElmer, Inc.	4,400	529,452
ResMed, Inc.	3,038	663,195
Thermo Fisher Scientific, Inc.	9,555	4,846,200
Waters Corp. (a)	1,646	443,646
West Pharmaceutical Services, Inc.	2,490	612,739
		20,491,614
OIL & GAS PRODUCERS - 0.1%
Valero Energy Corp.	5,530	590,881

OIL & GAS SERVICES & EQUIPMENT - 0.4%
Baker Hughes Co.	23,030	482,709
Schlumberger Ltd.	35,490	1,274,091
		1,756,800
REAL ESTATE SERVICES - 0.9%
CBRE Group, Inc. - Class A (a)	54,953	3,709,877

REITS - 2.3%
American Tower Corp.	6,962	1,494,741
AvalonBay Communities, Inc.	3,650	672,293
Camden Property Trust	5,050	603,223
Crown Castle, Inc.	5,259	760,188
Duke Realty Corp.	12,150	585,630
Equinix, Inc.	2,277	1,295,249
Extra Space Storage, Inc.	2,700	466,317
Mid-America Apartment Communities, Inc.	2,290	355,110
Prologis, Inc.	18,467	1,876,247
Public Storage (b)	2,570	752,522
SBA Communications Corp. - Class A	1,668	474,796
Simon Property Group, Inc.	3,670	329,383
Weyerhaeuser Co.	18,700	534,072
		10,199,771
RENEWABLE ENERGY - 0.4%
Enphase Energy, Inc. (a)	4,120	1,143,176

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
RENEWABLE ENERGY - 0.4% (Continued)
SolarEdge Technologies, Inc. (a)	1,750	$405,055
		1,548,231
RETAIL - CONSUMER STAPLES - 1.5%
Costco Wholesale Corp.	6,543	3,090,063
Dollar General Corp.	3,453	828,237
Dollar Tree, Inc. (a)	3,140	427,354
Kroger Co. (The) (b)	6,970	304,937
Target Corp.	8,164	1,211,456
Walmart, Inc.	5,410	701,677
		6,563,724
RETAIL - DISCRETIONARY - 3.8%
Advance Auto Parts, Inc. (b)	2,420	378,343
AutoZone, Inc. (a)	659	1,411,532
Bath & Body Works, Inc. (b)	23,140	754,364
CarMax, Inc. (a)	5,870	387,537
Home Depot, Inc. (The)	24,156	6,665,607
Lowe's Cos., Inc. - Class B	19,889	3,735,353
O'Reilly Automotive, Inc. (a)	1,810	1,273,063
Ross Stores, Inc.	6,195	522,053
TJX Cos., Inc. (The)	6,093	378,497
Tractor Supply Co. (b)	3,700	687,756
Ulta Beauty, Inc. (a)	1,070	429,273
		16,623,378
SEMICONDUCTORS - 7.0%
Advanced Micro Devices, Inc. (a)	54,826	3,473,775
Analog Devices, Inc.	2,264	315,466
Applied Materials, Inc.	28,006	2,294,532
Broadcom, Inc.	5,539	2,459,371
Intel Corp.	8,710	224,457
KLA Corp.	5,142	1,556,124
Lam Research Corp.	4,223	1,545,618
Microchip Technology, Inc.	11,300	689,639
Monolithic Power Systems, Inc.	1,810	657,754
NVIDIA Corp.	77,516	9,409,667
NXP Semiconductors N.V.	6,240	920,462
ON Semiconductor Corp. (a)(b)	12,610	785,981

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 7.0% (Continued)
QUALCOMM, Inc.	33,080	$3,737,378
Teradyne, Inc.	4,990	374,999
Texas Instruments, Inc.	13,417	2,076,683
		30,521,906
SOFTWARE - 16.8%
Adobe, Inc. (a)	15,567	4,284,038
Akamai Technologies, Inc. (a)	6,400	514,048
ANSYS, Inc. (a)	2,738	607,015
Autodesk, Inc. (a)	6,486	1,211,585
Cadence Design Systems, Inc. (a)	10,624	1,736,280
Ceridian HCM Holding, Inc. (a)	13,140	734,263
Citrix Systems, Inc.	5,442	565,968
Fortinet, Inc. (a)	26,840	1,318,649
Intuit, Inc.	5,590	2,165,119
Microsoft Corp.	204,638	47,660,190
NortonLifeLock, Inc.	11,260	226,776
Oracle Corp.	56,130	3,427,859
Paycom Software, Inc. (a)	1,910	630,281
PTC, Inc. (a)	6,510	680,946
Salesforce.com, Inc. (a)	16,047	2,308,201
ServiceNow, Inc. (a)	7,153	2,701,044
Synopsys, Inc. (a)	6,460	1,973,595
Tyler Technologies, Inc. (a)	1,360	472,600
		73,218,457
SPECIALTY FINANCE - 0.7%
American Express Co.	10,000	1,349,100
Capital One Financial Corp.	3,200	294,944
Discover Financial Services	9,570	870,104
Synchrony Financial	21,640	610,032
		3,124,180
STEEL - 0.1%
Nucor Corp.	3,250	347,718

TECHNOLOGY HARDWARE - 15.2%
Apple, Inc.	427,358	59,060,876
Arista Networks, Inc. (a)	7,440	839,902
Cisco Systems, Inc.	67,820	2,712,800
F5, Inc. (a)	4,350	629,575

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 15.2% (Continued)
HP, Inc.	30,430	$758,316
Juniper Networks, Inc.	16,400	428,368
NetApp, Inc.	5,260	325,331
Seagate Technology plc	8,980	478,005
Western Digital Corp. (a)	13,080	425,754
Zebra Technologies Corp. - Class A (a)	2,137	559,915
		66,218,842
TECHNOLOGY SERVICES - 6.5%
Accenture plc - Class A	18,389	4,731,490
Automatic Data Processing, Inc.	13,460	3,044,517
Broadridge Financial Solutions, Inc.	2,596	374,655
Cognizant Technology Solutions Corp. - Class A	8,540	490,538
EPAM Systems, Inc. (a)	1,680	608,479
Equifax, Inc.	2,580	442,289
FactSet Research Systems, Inc.	1,810	724,199
Fidelity National Information Services, Inc.	7,200	544,104
Fiserv, Inc. (a)	7,526	704,208
Gartner, Inc. (a)	4,040	1,117,828
International Business Machines Corp.	5,700	677,217
Jack Henry & Associates, Inc.	3,810	694,449
MarketAxess Holdings, Inc.	1,320	293,687
Mastercard, Inc. - Class A	11,736	3,337,014
Moody's Corp.	3,375	820,496
MSCI, Inc.	1,797	757,957
Paychex, Inc.	2,990	335,508
PayPal Holdings, Inc. (a)	22,317	1,920,824
S&P Global, Inc.	6,854	2,092,869
Verisk Analytics, Inc.	3,035	517,558
Visa, Inc. - Class A (b)	24,203	4,299,663
		28,529,549
TRANSPORTATION & LOGISTICS - 1.4%
American Airlines Group, Inc. (a)(b)	20,190	243,088
CSX Corp.	22,471	598,628
Delta Air Lines, Inc. (a)	11,420	320,445
Expeditors International of Washington, Inc.	4,770	421,239
J.B. Hunt Transport Services, Inc.	2,270	355,073
Old Dominion Freight Line, Inc.	4,700	1,169,219

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 1.4% (Continued)
Union Pacific Corp.	6,771	$1,319,126
United Airlines Holdings, Inc. (a)	8,760	284,963
United Parcel Service, Inc. - Class B (b)	9,065	1,464,360
		6,176,141
WHOLESALE - DISCRETIONARY - 0.2%
Copart, Inc. (a)	5,108	543,491
Pool Corp.	1,190	378,670
		922,161

TOTAL COMMON STOCKS (COST $285,424,250)		$429,575,976

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	0.400%	12/15/22	$750,000	$743,614
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	900,000	884,978
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	194,271
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	520,000	483,217
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	528,356
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	142,625
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	622,663
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	500,000	459,488
TOTAL CORPORATE NOTES (COST $4,240,000)				$4,059,212

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (d) (COST $2,316,053)	2,316,053	$2,316,053

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.2%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.16% (d)(e) (COST $18,314,204)	18,314,204	$18,314,204

TOTAL INVESTMENTS - (COST $310,294,507) - 104.1%		$454,265,445

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)		(17,942,165)

NET ASSETS - 100.0%		$436,323,280

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $17,636,613.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$750,000	$743,614	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	884,978	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	194,271	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	520,000	483,217	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	528,356	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	142,625	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	622,663	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	459,488	0.1%
		$4,240,000	$4,059,212	0.9%

(d)	The rate shown is the 7-day effective yield as of September 30, 2022.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2022 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
QuinStreet, Inc. (a)	15,700	$164,850

AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	6,060	175,013
Park Aerospace Corp.	12,250	135,240
		310,253
APPAREL & TEXTILE PRODUCTS - 0.9%
Kontoor Brands, Inc.	7,330	246,361
Movado Group, Inc.	6,810	191,906
Oxford Industries, Inc.	3,465	311,088
Steven Madden Ltd.	11,935	318,306
Wolverine World Wide, Inc.	13,500	207,765
		1,275,426
ASSET MANAGEMENT - 0.7%
B. Riley Financial, Inc.	3,350	149,142
Blucora, Inc. (a)	15,340	296,676
BrightSphere Investment Group, Inc.	7,030	104,817
Virtus Investment Partners, Inc.	920	146,758
WisdomTree Investments, Inc. (b)	39,470	184,720
		882,113
AUTOMOTIVE - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	175,599
Dorman Products, Inc. (a)	4,390	360,507
Gentherm, Inc. (a)	6,580	327,223
Methode Electronics, Inc.	8,170	303,516
XPEL, Inc. (a)	2,280	146,923
		1,313,768
BANKING - 12.1%
Allegiance Bancshares, Inc.	6,260	260,604
Ameris Bancorp	10,274	459,350
Axos Financial, Inc. (a)	8,590	294,036
Banc of California, Inc.	16,350	261,109
BancFirst Corp.	6,310	564,556
Bancorp, Inc. (The) (a)	14,120	310,358
BankUnited, Inc. (b)	6,000	205,020
Banner Corp.	6,070	358,616
Berkshire Hills Bancorp, Inc.	14,650	399,945

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
BANKING - 12.1% (Continued)
Brookline Bancorp, Inc.	15,670	$182,555
Capitol Federal Financial, Inc.	21,140	175,462
Central Pacific Financial Corp.	5,870	121,450
City Holding Co.	2,750	243,897
Columbia Banking System, Inc.	14,740	425,839
Community Bank System, Inc.	5,920	355,674
Customers Bancorp, Inc. (a)	4,860	143,273
CVB Financial Corp.	26,090	660,599
Dime Community Bancshares, Inc.	11,619	340,204
Eagle Bancorp, Inc.	2,540	113,843
FB Financial Corp.	6,486	247,830
First BanCorp.	38,970	533,110
First Bancorp/NC	5,760	210,701
First Commonwealth Financial Corp.	16,550	212,502
First Financial Bancorp	10,000	210,800
First Hawaiian, Inc.	28,320	697,522
Flagstar Bancorp, Inc.	9,250	308,950
Hanmi Financial Corp.	9,870	233,722
Heritage Financial Corp.	8,730	231,083
HomeStreet, Inc.	5,810	167,386
Hope Bancorp, Inc.	22,210	280,734
Independent Bank Corp.	6,900	514,257
Independent Bank Group, Inc.	6,540	401,491
Lakeland Financial Corp.	5,160	375,700
National Bank Holdings Corp. - Class A	6,570	243,024
NBT Bancorp, Inc.	3,260	123,717
Northwest Bancshares, Inc.	8,470	114,430
OFG Bancorp	11,530	289,749
Pacific Premier Bancorp, Inc.	11,826	366,133
Park National Corp.	2,050	255,184
Pathward Financial, Inc.	6,750	222,480
Preferred Bank	2,910	189,819
Provident Financial Services, Inc.	14,360	280,020
Renasant Corp.	9,410	294,345
Seacoast Banking Corp. of Florida	8,510	257,257
ServisFirst Bancshares, Inc. (b)	10,670	853,600
Simmons First National Corp. - Class A	20,420	444,952
SiriusPoint Ltd. (a)	790	3,910

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
BANKING - 12.1% (Continued)
Southside Bancshares, Inc.	4,987	$176,340
Triumph Bancorp, Inc. (a)	5,040	273,924
Trustmark Corp.	7,370	225,743
United Community Banks, Inc.	15,290	506,099
Veritex Holdings, Inc.	13,050	346,999
Westamerica BanCorp.	4,060	212,297
WSFS Financial Corp.	10,230	475,286
		16,657,486
BEVERAGES - 0.1%
National Beverage Corp.	4,440	171,118

BIOTECH & PHARMA - 4.2%
Amphastar Pharmaceuticals, Inc. (a)	6,470	181,807
Anika Therapeutics, Inc. (a)	4,520	107,576
Arcus Biosciences, Inc. (a)	10,060	263,170
Avid Bioservices, Inc. (a)	5,910	112,999
Catalyst Pharmaceutical Partners, Inc. (a)	17,120	219,650
Coherus Biosciences, Inc. (a)	28,080	269,849
Cytokinetics, Inc. (a)(b)	16,450	797,002
Dynavax Technologies Corp. (a)(b)	20,100	209,844
Eagle Pharmaceuticals, Inc. (a)	4,970	131,307
Emergent BioSolutions, Inc. (a)	8,680	182,193
Enanta Pharmaceuticals, Inc. (a)	4,260	220,966
Harmony Biosciences Holdings, Inc. (a)	4,600	203,734
Heska Corp. (a)(b)	1,950	142,194
Innoviva, Inc. (a)(b)	11,970	138,972
Ironwood Pharmaceuticals, Inc. (a)(b)	54,490	564,516
Ligand Pharmaceuticals, Inc. (a)	2,760	237,664
Nektar Therapeutics (a)	47,670	152,544
Pacira BioSciences, Inc. (a)	6,110	324,991
Prestige Consumer Healthcare, Inc. (a)	6,630	330,373
REGENXBIO, Inc. (a)	5,140	135,850
Supernus Pharmaceuticals, Inc. (a)	7,570	256,245
Vanda Pharmaceuticals, Inc. (a)	10,890	107,593
Vir Biotechnology, Inc. (a)(b)	10,170	196,078
Xencor, Inc. (a)	8,400	218,232
		5,705,349

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CHEMICALS - 3.2%
AdvanSix, Inc.	10,540	$338,334
Balchem Corp.	6,460	785,407
H.B. Fuller Co.	10,240	615,424
Innospec, Inc.	4,330	370,951
Materion Corp.	5,040	403,200
Quaker Chemical Corp. (b)	1,420	205,020
Rogers Corp. (a)	3,610	873,187
Stepan Co.	3,960	370,933
Trinseo plc	1,160	21,251
WD-40 Co.	2,500	439,350
		4,423,057
COMMERCIAL SUPPORT SERVICES - 3.4%
ABM Industries, Inc.	13,350	510,370
AMN Healthcare Services, Inc. (a)	9,180	972,713
Brady Corp. - Class A	19,830	827,506
CorVel Corp. (a)	2,390	330,848
Cross Country Healthcare, Inc. (a)(b)	5,410	153,482
Harsco Corp. (a)	29,190	109,170
Healthcare Services Group, Inc.	6,440	77,860
Heidrick & Struggles International, Inc.	6,300	163,737
Kelly Services, Inc. - Class A	11,930	162,129
Korn Ferry	8,880	416,916
TrueBlue, Inc. (a)	22,230	424,148
UniFirst Corp.	1,790	301,132
Viad Corp. (a)	5,500	173,690
		4,623,701
CONSTRUCTION MATERIALS - 0.1%
Apogee Enterprises, Inc.	4,720	180,398

CONSUMER SERVICES - 1.2%
Adtalem Global Education, Inc. (a)	12,630	460,363
Medifast, Inc.	1,780	192,881
Perdoceo Education Corp. (a)	16,740	172,422
Strategic Education, Inc.	5,770	354,336
Stride, Inc. (a)(b)	8,120	341,283
WW International, Inc. (a)	29,160	114,599
		1,635,884

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.3%
Myers Industries, Inc.	10,120	$166,676
O-I Glass, Inc. (a)	22,780	295,001
		461,677
E-COMMERCE DISCRETIONARY - 0.1%
PetMed Express, Inc.	8,210	160,259

ELECTRIC UTILITIES - 1.0%
Avista Corp.	18,490	685,055
Unitil Corp.	15,560	722,762
		1,407,817
ELECTRICAL EQUIPMENT - 2.6%
AAON, Inc. (b)	11,030	594,296
Advanced Energy Industries, Inc. (b)	6,290	486,909
Alarm.com Holdings, Inc. (a)	7,330	475,424
Badger Meter, Inc.	6,300	582,057
FARO Technologies, Inc. (a)	5,290	145,158
Itron, Inc. (a)	8,320	350,355
Mesa Laboratories, Inc. (b)	1,460	205,612
OSI Systems, Inc. (a)	2,550	183,753
SPX Technologies, Inc. (a)	9,870	545,021
		3,568,585
ENGINEERING & CONSTRUCTION - 2.0%
Arcosa, Inc.	7,940	454,009
Comfort Systems USA, Inc.	5,920	576,194
Exponent, Inc.	8,470	742,565
Frontdoor, Inc. (a)	8,360	170,460
Granite Construction, Inc.	7,530	191,187
Installed Building Products, Inc.	3,410	276,176
MYR Group, Inc. (a)	1,260	106,760
NV5 Global, Inc. (a)	2,110	261,260
		2,778,611
FOOD - 1.6%
B&G Foods, Inc. (b)	10,010	165,065
Cal-Maine Foods, Inc.	6,880	382,459
Hostess Brands, Inc. (a)	28,140	653,974
Simply Good Foods Co. (The) (a)	16,280	520,797
TreeHouse Foods, Inc. (a)	9,670	410,201
		2,132,496

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
Boise Cascade Co.	7,010	$416,815
Sylvamo Corp.	2,480	84,072
UFP Industries, Inc.	9,070	654,491
		1,155,378
GAS & WATER UTILITIES - 1.8%
American States Water Co.	8,490	661,795
California Water Service Group (b)	18,230	960,539
Middlesex Water Co. (b)	10,930	843,796
		2,466,130
HEALTH CARE FACILITIES & SERVICES - 2.6%
AdaptHealth Corp. (a)	5,320	99,910
Addus HomeCare Corp. (a)	2,750	261,910
Community Health Systems, Inc. (a)	9,500	20,425
Covetrus, Inc. (a)	21,810	455,393
Ensign Group, Inc. (The)	8,010	636,795
Fulgent Genetics, Inc. (a)(b)	2,920	111,311
Joint Corp. (The) (a)	12,140	190,719
ModivCare, Inc. (a)	2,130	212,318
NeoGenomics, Inc. (a)	17,840	153,602
Owens & Minor, Inc.	12,410	299,081
Pediatrix Medical Group, Inc. (a)	14,540	240,055
Pennant Group, Inc. (The) (a)	10,440	108,680
RadNet, Inc. (a)	11,320	230,362
Select Medical Holdings Corp. (b)	16,840	372,164
U.S. Physical Therapy, Inc. (b)	2,080	158,122
		3,550,847
HOME & OFFICE PRODUCTS - 0.5%
HNI Corp. (b)	11,550	306,190
iRobot Corp. (a)	3,560	200,535
Tupperware Brands Corp. (a)	24,740	162,047
		668,772
HOME CONSTRUCTION - 1.9%
American Woodmark Corp. (a)	2,170	95,176
Cavco Industries, Inc. (a)(b)	1,500	308,640
Century Communities, Inc.	4,430	189,515
Green Brick Partners, Inc. (a)	4,260	91,079
Interface, Inc.	24,150	217,108
LGI Homes, Inc. (a)	3,980	323,853

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 1.9% (Continued)
M/I Homes, Inc. (a)	3,510	$127,167
MDC Holdings, Inc.	10,555	289,418
Meritage Homes Corp. (a)	6,110	429,350
Patrick Industries, Inc.	2,420	106,093
PGT Innovations, Inc. (a)	9,950	208,552
TRI Pointe Homes, Inc. (a)	14,490	218,944
		2,604,895
HOUSEHOLD PRODUCTS - 0.7%
Clearwater Paper Corp. (a)	1,910	71,816
e.l.f. Beauty, Inc. (a)	8,410	316,384
Edgewell Personal Care Co.	5,910	221,034
Inter Parfums, Inc.	2,400	181,104
Quanex Building Products Corp.	11,930	216,649
		1,006,987
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
AZZ, Inc.	4,910	179,264
EnPro Industries, Inc.	6,060	514,979
Gibraltar Industries, Inc. (a)	5,860	239,850
Insteel Industries, Inc.	8,650	229,484
Mueller Industries, Inc. (b)	8,500	505,240
Proto Labs, Inc. (a)	1,050	38,251
Standex International Corp.	2,030	165,750
		1,872,818
INDUSTRIAL SUPPORT SERVICES - 1.1%
Applied Industrial Technologies, Inc.	8,380	861,296
DXP Enterprises, Inc. (a)	5,460	129,293
Resideo Technologies, Inc. (a)	24,870	474,022
		1,464,611
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Piper Sandler Cos.	3,730	390,680
StoneX Group, Inc. (a)	2,410	199,886
		590,566
INSURANCE - 1.9%
Ambac Financial Group, Inc. (a)(b)	10,910	139,102
American Equity Investment Life Holding Co.	15,500	577,995
Assured Guaranty Ltd.	8,310	402,619
Employers Holdings, Inc.	3,240	111,748
Genworth Financial, Inc. - Class A (a)	116,460	407,610

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
INSURANCE - 1.9% (Continued)
NMI Holdings, Inc. - Class A (a)	9,380	$191,071
Palomar Holdings, Inc. (a)	3,850	322,322
Safety Insurance Group, Inc.	610	49,752
SelectQuote, Inc. (a)	40,340	29,448
Trupanion, Inc. (a)(b)	6,280	373,220
		2,604,887
INTERNET MEDIA & SERVICES - 0.6%
Cars.com, Inc. (a)	16,270	187,105
Shutterstock, Inc. (b)	3,610	181,114
TechTarget, Inc. (a)	4,120	243,904
Yelp, Inc. (a)	7,330	248,560
		860,683
LEISURE FACILITIES & SERVICES - 2.3%
Bloomin' Brands, Inc. (b)	18,470	338,555
Brinker International, Inc. (a)	11,120	277,777
Cheesecake Factory, Inc. (The) (b)	12,560	367,757
Chuy's Holdings, Inc. (a)	6,950	161,101
Cinemark Holdings, Inc. (a)(b)	24,860	301,054
Dave & Buster's Entertainment, Inc. (a)(b)	9,190	285,166
Dine Brands Global, Inc.	3,280	208,477
El Pollo Loco Holdings, Inc. (a)	21,940	195,705
Jack in the Box, Inc.	4,400	325,908
Marcus Corp. (The)	14,120	196,127
Shake Shack, Inc. - Class A (a)	8,440	379,631
Six Flags Entertainment Corp. (a)	4,850	85,845
		3,123,103
LEISURE PRODUCTS - 0.5%
LCI Industries	4,750	481,935
Winnebago Industries, Inc. (b)	3,720	197,941
		679,876
MACHINERY - 2.3%
Alamo Group, Inc.	1,800	220,086
Astec Industries, Inc.	4,830	150,648
Enerpac Tool Group Corp.	19,940	355,530
ESCO Technologies, Inc.	1,640	120,442
Franklin Electric Co., Inc.	6,300	514,773
Hillenbrand, Inc.	4,920	180,662
Ichor Holdings Ltd. (a)	3,980	96,356

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
MACHINERY - 2.3% (Continued)
John Bean Technologies Corp.	5,325	$457,950
Lindsay Corp.	3,140	449,899
Tennant Co.	3,800	214,928
Titan International, Inc. (a)	33,750	409,725
		3,170,999
MEDICAL EQUIPMENT & DEVICES - 3.6%
AngioDynamics, Inc. (a)	10,480	214,421
Avanos Medical, Inc. (a)	4,050	88,209
BioLife Solutions, Inc. (a)(b)	7,490	170,398
CONMED Corp.	3,920	314,267
Cutera, Inc. (a)(b)	4,980	227,088
Embecta Corp.	9,350	269,187
Glaukos Corp. (a)	7,100	378,004
Inogen, Inc. (a)	2,390	58,029
Integer Holdings Corp. (a)	4,160	258,877
Lantheus Holdings, Inc. (a)	13,813	971,468
LeMaitre Vascular, Inc.	5,530	280,260
Meridian Bioscience, Inc. (a)	8,520	268,636
Merit Medical Systems, Inc. (a)	10,140	573,011
Myriad Genetics, Inc. (a)	13,280	253,382
OraSure Technologies, Inc. (a)	51,910	196,739
Varex Imaging Corp. (a)	8,210	173,559
Vericel Corp. (a)	8,820	204,624
Zimvie, Inc. (a)	9,430	93,074
		4,993,233
METALS & MINING - 1.7%
Arconic Corp. (a)	18,740	319,330
Century Aluminum Co. (a)	22,250	117,480
Encore Wire Corp. (b)	3,620	418,255
Kaiser Aluminum Corp.	4,330	265,645
Livent Corp. (a)(b)	35,680	1,093,592
SunCoke Energy, Inc.	30,440	176,856
		2,391,158
OIL & GAS PRODUCERS - 0.3%
Ranger Oil Corp. - Class A	10,960	344,692

OIL & GAS SERVICES & EQUIPMENT - 0.9%
Core Laboratories N.V. (b)	62,440	841,691

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
OIL & GAS SERVICES & EQUIPMENT - 0.9% (Continued)
DMC Global, Inc. (a)	9,380	$149,892
U.S. Silica Holdings, Inc. (a)	17,890	195,896
		1,187,479
PUBLISHING & BROADCASTING - 0.3%
E.W. Scripps Co. (The) - Class A (a)	9,180	103,458
Gannett Co., Inc. (a)	44,487	68,065
Scholastic Corp.	8,410	258,692
		430,215
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	5,140	164,634

REAL ESTATE SERVICES - 0.4%
Anywhere Real Estate, Inc. (a)	32,310	262,034
Marcus & Millichap, Inc.	3,450	113,091
RE/MAX Holdings, Inc. - Class A	4,840	91,525
		466,650
REITS - 6.5%
Acadia Realty Trust	17,540	221,355
Agree Realty Corp. (b)	14,010	946,796
Alexander & Baldwin, Inc.	7,290	120,868
American Assets Trust, Inc.	6,220	159,978
Armada Hoffler Properties, Inc.	12,440	129,127
Brandywine Realty Trust	55,840	376,920
CareTrust REIT, Inc.	12,440	225,288
Centerspace	3,050	205,326
Chatham Lodging Trust (a)	14,320	141,338
DiamondRock Hospitality Co.	41,780	313,768
Diversified Healthcare Trust	107,560	106,495
Easterly Government Properties, Inc. (b)	9,670	152,496
Essential Properties Realty Trust, Inc.	9,360	182,052
Four Corners Property Trust, Inc.	4,460	107,887
Franklin BSP Realty Trust, Inc. (b)	17,852	192,266
Franklin Street Properties Corp.	32,340	85,054
Getty Realty Corp.	8,140	218,885
Hersha Hospitality Trust	18,960	151,301
Industrial Logistics Properties Trust	9,270	50,985
Innovative Industrial Properties, Inc.	4,430	392,055

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
REITS - 6.5% (Continued)
iStar, Inc.	14,210	$131,585
LTC Properties, Inc.	7,200	269,640
LXP Industrial Trust	32,120	294,219
NexPoint Residential Trust, Inc.	3,250	150,182
Office Properties Income Trust	8,060	113,243
Orion Office REIT, Inc.	2,870	25,113
Outfront Media, Inc.	5,670	86,127
Retail Opportunity Investments Corp.	15,690	215,894
RPT Realty	19,470	147,193
Safehold, Inc. (b)	3,430	90,758
Saul Centers, Inc.	3,420	128,250
SITE Centers Corp.	33,690	360,820
Summit Hotel Properties, Inc.	23,710	159,331
Sunstone Hotel Investors, Inc.	10,630	100,135
Tanger Factory Outlet Centers, Inc.	23,000	314,640
Uniti Group, Inc.	35,680	247,976
Urban Edge Properties	13,970	186,360
Urstadt Biddle Properties, Inc. - Class A	6,520	101,125
Veris Residential, Inc. (a)	20,870	237,292
Washington Real Estate Investment Trust	21,530	378,067
Whitestone REIT	58,810	497,533
Xenia Hotel & Resorts, Inc.	18,240	251,530
		8,967,253
RENEWABLE ENERGY - 0.3%
FutureFuel Corp.	18,910	114,216
Green Plains, Inc. (a)	10,370	301,456
		415,672
RETAIL - CONSUMER STAPLES - 0.9%
Big Lots, Inc. (b)	5,570	86,948
OptimizeRx, Corp. (a)	4,280	63,430
PriceSmart, Inc. (b)	2,690	154,917
SpartanNash Co.	32,510	943,440
		1,248,735
RETAIL - DISCRETIONARY - 5.2%
Abercrombie & Fitch Co. - Class A (a)(b)	13,550	210,702
Academy Sports & Outdoors, Inc. (b)	16,030	676,145
America's Car-Mart, Inc. (a)	1,440	87,869
Asbury Automotive Group, Inc. (a)(b)	3,100	468,410

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 5.2% (Continued)
Bed Bath & Beyond, Inc. (a)(b)	42,460	$258,581
Boot Barn Holdings, Inc. (a)	4,560	266,578
Buckle, Inc. (The) (b)	5,380	170,331
Caleres, Inc.	10,210	247,286
Chico's FAS, Inc. (a)(b)	40,780	197,375
Children's Place, Inc. (The) (a)(b)	4,250	131,283
Conn's, Inc. (a)	22,140	156,751
Designer Brands, Inc. - Class A	11,180	171,166
Ethan Allen Interiors, Inc.	16,450	347,753
Genesco, Inc. (a)	3,300	129,756
GMS, Inc. (a)	7,050	282,071
Group 1 Automotive, Inc.	3,050	435,754
Guess?, Inc.	9,260	135,844
Hibbett, Inc.	5,140	256,023
La-Z-Boy, Inc. (b)	6,970	157,313
LL Flooring Holdings, Inc. (a)	19,180	132,917
MarineMax, Inc. (a)(b)	10,070	299,985
Monro, Inc.	6,250	271,625
National Vision Holdings, Inc. (a)(b)	7,720	252,058
ODP Corp. (The) (a)	7,677	269,847
Sally Beauty Holdings, Inc. (a)	15,060	189,756
Shoe Carnival, Inc. (b)	4,710	100,982
Signet Jewelers Ltd. (b)	5,440	311,114
Sleep Number Corp. (a)	4,070	137,607
Urban Outfitters, Inc. (a)	10,750	211,238
Zumiez, Inc. (a)	8,440	181,713
		7,145,833
SEMICONDUCTORS - 3.9%
Alpha & Omega Semiconductor Ltd. (a)(b)	6,060	186,406
Axcelis Technologies, Inc. (a)	16,000	968,960
CEVA, Inc. (a)	4,260	111,740
Cohu, Inc. (a)(b)	7,270	187,421
CTS Corp.	6,010	250,316
Diodes, Inc. (a)	6,230	404,389
FormFactor, Inc. (a)	11,450	286,822
Kulicke & Soffa Industries, Inc. (b)	9,850	379,521
MaxLinear, Inc. (a)(b)	12,360	403,183
Onto Innovation, Inc. (a)	15,157	970,806

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 3.9% (Continued)
Photronics, Inc. (a)	16,690	$244,008
Rambus, Inc. (a)	18,385	467,347
SMART Global Holdings, Inc. (a)	11,870	188,377
Ultra Clean Holdings, Inc. (a)	3,800	97,850
Veeco Instruments, Inc. (a)(b)	8,620	157,918
		5,305,064
SOFTWARE - 3.0%
Agilysys, Inc. (a)	6,190	342,616
Allscripts Healthcare Solutions, Inc. (a)(b)	23,320	355,164
Apollo Medical Holdings, Inc. (a)(b)	6,870	267,930
Cerence, Inc. (a)	6,700	105,525
Consensus Cloud Solutions, Inc. (a)	4,440	210,012
Digi International, Inc. (a)	11,930	412,420
Digital Turbine, Inc. (a)	5,720	82,425
Donnelley Financial Solutions, Inc. (a)	6,550	242,153
Ebix, Inc. (b)	7,800	147,966
LivePerson, Inc. (a)	9,500	89,490
NextGen Healthcare, Inc. (a)	7,250	128,325
PDF Solutions, Inc. (a)	9,190	225,431
Progress Software Corp. (b)	6,410	272,746
Simulations Plus, Inc.	2,410	116,981
SPS Commerce, Inc. (a)	5,620	698,173
Thryv Holdings, Inc. (a)	9,180	209,579
Xperi, Inc. (a)	14,711	208,014
		4,114,950
SPECIALTY FINANCE - 2.8%
Apollo Commercial Real Estate Finance, Inc.	31,690	263,027
ARMOUR Residential REIT, Inc. (b)	33,710	164,168
Deluxe Corp.	18,520	308,358
Ellington Financial, Inc. (b)	15,050	171,119
Encore Capital Group, Inc. (a)(b)	7,690	349,741
Enova International, Inc. (a)	7,260	212,500
Granite Point Mortgage Trust, Inc.	14,530	93,573
Invesco Mortgage Capital, Inc.	18,696	207,526
KKR Real Estate Finance Trust, Inc. (b)	6,670	108,388
LendingTree, Inc. (a)	1,570	37,460
Mr. Cooper Group, Inc. (a)	12,660	512,730
New York Mortgage Trust, Inc.	44,650	104,481

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 2.8% (Continued)
PennyMac Mortgage Investment Trust (b)	23,960	$282,249
PRA Group, Inc. (a)(b)	3,170	104,166
Redwood Trust, Inc.	19,810	113,709
Stewart Information Services Corp. (b)	3,830	167,141
Two Harbors Investment Corp. (b)	41,120	136,518
Walker & Dunlop, Inc.	6,340	530,848
		3,867,702
STEEL - 0.7%
ATI, Inc. (a)(b)	17,890	476,053
Carpenter Technology Corp.	6,590	205,213
TimkenSteel Corp. (a)	17,280	259,027
		940,293
TECHNOLOGY HARDWARE - 4.8%
3D Systems Corp. (a)(b)	16,470	131,431
A10 Networks, Inc.	15,080	200,112
ADTRAN, Inc. (b)	14,390	281,756
Arlo Technologies, Inc. (a)	31,600	146,624
Benchmark Electronics, Inc.	7,800	193,284
Clearfield, Inc. (a)	2,410	252,183
Comtech Telecommunications Corp.	18,530	185,485
Corsair Gaming, Inc. (a)	10,890	123,602
Diebold Nixdorf, Inc. (a)	58,700	143,228
Extreme Networks, Inc. (a)	29,990	391,969
Fabrinet (a)(b)	9,090	867,641
Harmonic, Inc. (a)	29,630	387,264
InterDigital, Inc.	6,470	261,517
Knowles Corp. (a)	18,120	220,520
NetScout Systems, Inc. (a)	14,920	467,294
Pitney Bowes, Inc.	38,260	89,146
Plexus Corp. (a)	4,900	429,044
Sanmina Corp. (a)(b)	13,090	603,187
Sonos, Inc. (a)	18,690	259,791
TTM Technologies, Inc. (a)	28,760	379,057
Viavi Solutions, Inc. (a)	44,640	582,552
		6,596,687
TECHNOLOGY SERVICES - 2.4%
CSG Systems International, Inc.	5,650	298,772
EVERTEC, Inc.	10,810	338,893

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 2.4% (Continued)
ExlService Holdings, Inc. (a)(b)	7,000	$1,031,520
Green Dot Corp. - Class A (a)	12,060	228,899
Insight Enterprises, Inc. (a)(b)	8,860	730,153
LiveRamp Holdings, Inc. (a)	2,650	48,124
Perficient, Inc. (a)	6,350	412,877
TTEC Holdings, Inc.	3,630	160,845
Unisys Corp. (a)	10,560	79,728
		3,329,811
TELECOMMUNICATIONS - 0.7%
8x8, Inc. (a)	26,120	90,114
ATN International, Inc.	1,330	51,298
Cogent Communications Holdings, Inc.	5,100	266,016
Consolidated Communications Holdings, Inc. (a)	29,970	124,676
Gogo, Inc. (a)	13,810	167,377
Shenandoah Telecommunications Co.	3,360	57,187
Telephone and Data Systems, Inc.	17,960	249,644
		1,006,312
TRANSPORTATION & LOGISTICS - 3.2%
Allegiant Travel Co. (a)(b)	3,490	254,700
ArcBest Corp. (b)	6,890	501,110
Atlas Air Worldwide Holdings, Inc. (a)(b)	7,090	677,591
Bristow Group, Inc. (a)	8,623	202,554
Forward Air Corp.	5,730	517,190
Hawaiian Holdings, Inc. (a)(b)	17,650	232,098
Hub Group, Inc. - Class A (a)	10,840	747,743
Marten Transport Ltd.	18,180	348,329
Matson, Inc.	10,720	659,494
SkyWest, Inc. (a)	13,750	223,575
Sun Country Airlines Holdings, Inc. (a)(b)	5,780	78,666
		4,443,050
TRANSPORTATION EQUIPMENT - 0.4%
Greenbrier Cos., Inc. (The)	6,020	146,105
Trinity Industries, Inc.	10,110	215,849
Wabash National Corp.	15,190	236,356
		598,310
WHOLESALE - CONSUMER STAPLES - 1.1%
Andersons, Inc. (The)	27,150	842,465
Chefs' Warehouse, Inc. (The) (a)	5,800	168,026

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 1.1% (Continued)
United Natural Foods, Inc. (a)	14,890	$511,769
		1,522,260
WHOLESALE - DISCRETIONARY - 1.3%
ePlus, Inc. (a)	4,560	189,423
G-III Apparel Group Ltd. (a)	9,060	135,447
KAR Auction Services, Inc. (a)	29,360	327,951
PC Connection, Inc.	2,970	133,917
ScanSource, Inc. (a)	23,700	625,917
Veritiv Corp. (a)(b)	3,640	355,883
		1,768,538

TOTAL COMMON STOCKS (COST $126,170,776)		$134,921,931

RIGHTS - 0.0% (c)	Shares	Fair Value
Lantheus Holdings, Inc., CVR (a)(d)(e) (Cost $0)	28,980	$2,608

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (e)	0.400%	12/15/22	$110,000	$109,063
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/15/23	330,000	324,492
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/23	330,000	320,547
Calvert Social Investment Foundation, Inc. (e)	1.000%	06/14/24	100,000	92,926
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/17/24	60,000	57,639
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/24	90,000	85,575
Calvert Social Investment Foundation, Inc. (e)	2.500%	06/13/25	150,000	139,402
Calvert Social Investment Foundation, Inc. (e)	2.500%	12/15/25	280,000	257,314
TOTAL CORPORATE NOTES (COST $1,450,000)				$1,386,958

MONEY MARKET FUNDS - 0.7%	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (f) (COST $928,394)	928,394	$928,394

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 19.0%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.16% (f)(g) (COST $26,176,923)	26,176,923	$26,176,923

TOTAL INVESTMENTS - (COST $154,726,093) - 118.9%		$163,416,814

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.9%)		(25,977,352)

NET ASSETS - 100.0%		$137,439,462

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $24,868,058.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $2,608 as of September 30, 2022, representing 0.0% (c) of net assets.
(e)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 0.400%, 12/15/22	12/15/21	$110,000	$109,063	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	324,492	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	320,547	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	100,000	92,926	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	57,639	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	90,000	85,575	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	139,402	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	257,314	0.2%
Lantheus Holdings, Inc., CVR	06/22/20	-	2,608	0.0	%(c)
		$1,450,000	$1,389,566	1.0%

(f)	The rate shown is the 7-day effective yield as of September 30, 2022.
(g)	The security was purchased with cash collateral received from securities on loan.

CVR - Contingent Value Right

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2022 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 70.3%
Praxis Impact Bond Fund - Class I	1,805,453	$16,375,461

EQUITY FUND - 29.7%
Praxis Growth Index Fund - Class I	69,825	2,112,207
Praxis International Index Fund - Class I	212,063	2,093,059
Praxis Small Cap Index Fund - Class I	64,741	583,321
Praxis Value Index Fund - Class I	151,060	2,134,476
		6,923,063

TOTAL AFFILIATED MUTUAL FUNDS (COST $23,116,785)		$23,298,524

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (b) (COST $6,116)	6,116	$6,116

TOTAL INVESTMENTS - (COST $23,122,901) - 100.0%		$23,304,640

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(7,739)

NET ASSETS - 100.0%		$23,296,901

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2022 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 40.3%
Praxis Impact Bond Fund - Class I	3,340,192	$30,295,543

EQUITY FUND - 59.7%
Praxis Growth Index Fund - Class I	391,190	11,833,490
Praxis International Index Fund - Class I	1,372,259	13,544,191
Praxis Small Cap Index Fund - Class I	837,933	7,549,775
Praxis Value Index Fund - Class I	846,185	11,956,593
		44,884,049

TOTAL AFFILIATED MUTUAL FUNDS (COST $66,082,972)		$75,179,592

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (b) (COST $1,252)	1,252	$1,252

TOTAL INVESTMENTS - (COST $66,084,224) - 100.0%		$75,180,844

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(35,219)

NET ASSETS - 100.0%		$75,145,625

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2022 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 20.2%
Praxis Impact Bond Fund - Class I	1,785,444	$16,193,979

EQUITY FUND - 79.8%
Praxis Growth Index Fund - Class I	535,713	16,205,328
Praxis International Index Fund - Class I	1,956,644	19,312,079
Praxis Small Cap Index Fund - Class I	1,343,717	12,106,887
Praxis Value Index Fund - Class I	1,158,947	16,375,923
		64,000,217

TOTAL AFFILIATED MUTUAL FUNDS (COST $67,323,567)		$80,194,196

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 2.77% (b) (COST $893)	893	$893

TOTAL INVESTMENTS - (COST $67,324,460) - 100.0%		$80,195,089

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(37,949)

NET ASSETS - 100.0%		$80,157,140

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.